Nuveen Quality Municipal Income Fund
Portfolio of Investments January 31, 2024
(Unaudited)
NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
LONG-TERM INVESTMENTS - 162.2%  (99.4% of Total Investments)
X –
MUNICIPAL BONDS - 162 .2% ( 99 .4 % of Total Investments) X 5,018,480,354
Alabama - 1.5% (0.9% of Total Investments)
$ 5,000 Alabama Special Care Facilities Financing Authority, Revenue Bonds,
Ascension Health, Series 2016C, 5.000%, 11/15/46
5/26 at 100.00 $ 5,063,479
Alabama State Port Authority, Docks Facilities Revenue Bonds, Refunding
Series 2017A
:
5,000 5.000%, 10/01/33 - AGM Insured, (AMT) 10/27 at 100.00 5,213,661
5,455 5.000%, 10/01/34 - AGM Insured, (AMT) 10/27 at 100.00 5,682,123
5,550 5.000%, 10/01/35 - AGM Insured, (AMT) 10/27 at 100.00 5,768,020
3,000 Black Belt Energy Gas District, Alabama, Gas Supply Revenue Bonds,
Series 2023 Sub B-2, 5.250%, 12/01/53, (Mandatory Put 12/01/30)
9/30 at 100.32 3,246,382
2,455 Jefferson County, Alabama, Sewer Revenue Warrants, Series 2024,
5.500%, 10/01/53
10/33 at 100.00 2,723,189
2,255 Limestone County Water & Sewer Authority, Alabama, Water and Sewer
Revenue Bonds, Series 2022, 5.000%, 12/01/45
6/32 at 100.00 2,446,003
2,500 Madison Water and Wastewater Board, Alabama, Water and Sewer
Revenue Bonds, Series 2023, 5.250%, 12/01/53
12/33 at 100.00 2,810,736
7,590 Pike Road, Alabama, General Obligation Warrants, Series 2023, 5.000%,
3/01/52
3/33 at 100.00 8,305,113
1,000 Southeast Energy Authority, Alabama, Commodity Supply Revenue
Bonds, Project 3, Fixed Rate Series 2022A-1, 5.500%, 1/01/53, (Mandatory
Put 12/01/29)
9/29 at 100.10 1,084,628
4,165 Tuscaloosa County Industrial Development Authority, Alabama, Gulf
Opportunity Zone Bonds, Hunt Refining Project, Refunding Series 2019A,
5.250%, 5/01/44, 144A
5/29 at 100.00 4,043,369
Total Alabama 46,386,703
Alaska - 0.2% (0.1% of Total Investments)
Alaska Industrial Development and Export Authority, Power Revenue
Bonds, Snettisham Hydroelectric Project, Refunding Series 2015
:
3,400 5.000%, 1/01/25, (AMT) No Opt. Call 3,428,690
1,000 5.000%, 1/01/28, (AMT) 7/25 at 100.00 1,014,570
1,075 5.000%, 1/01/29, (AMT) 7/25 at 100.00 1,091,246
300 5.000%, 1/01/31, (AMT) 7/25 at 100.00 304,578
Total Alaska 5,839,084
Arizona - 2.8% (1.7% of Total Investments)
3,815 Arizona Board of Regents, University of Arizona, Speed Revenue Bonds,
Stimulus Plan for Economic and Educational Development, Refunding
Series 2020A, 4.000%, 8/01/44
8/30 at 100.00 3,821,625
2,500 Arizona Health Facilities Authority, Revenue Bonds, Scottsdale Lincoln
Hospitals Project, Refunding Series 2014A, 5.000%, 12/01/39
12/24 at 100.00 2,514,185
1,000 Arizona Industrial Development Authority Education Revenue Bonds,
Academies of Math & Science Projects, Series 2023, 5.375%, 7/01/53
7/31 at 100.00 971,895
2,000 Arizona Industrial Development Authority, Arizona, Education Revenue
Bonds, Academies of Math & Science Projects, Series 2018A, 5.000%,
7/01/48
1/28 at 100.00 2,034,564
11,795 Maricopa County Industrial Development Authority, Arizona, Revenue
Bonds, Banner Health, Refunding Series 2016A, 4.000%, 1/01/36
1/27 at 100.00 12,000,352

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Arizona (continued)
$ 9,665 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Junior Lien Series 2019B, 5.000%, 7/01/49, (AMT)
7/29 at 100.00 $ 9,985,974
15,935 Phoenix Civic Improvement Corporation, Arizona, Airport Revenue Bonds,
Senior Lien Series 2017A, 5.000%, 7/01/42, (AMT)
7/27 at 100.00 16,387,423
7,000 Phoenix Civic Improvement Corporation, Arizona, Revenue Bonds, Civic
Plaza Expansion Project, Series 2005B, 5.500%, 7/01/39 - FGIC Insured
No Opt. Call 8,676,902
1,000 Pinal County Electrical District 4, Arizona, Electric System Revenue Bonds,
Refunding  Series 2015, 4.000%, 12/01/38 - AGM Insured
12/25 at 100.00 1,005,722
Salt Verde Financial Corporation, Arizona, Senior Gas Revenue Bonds,
Citigroup Energy Inc Prepay Contract Obligations, Series 2007
:
500 5.500%, 12/01/29 No Opt. Call 539,489
24,765 5.000%, 12/01/37 No Opt. Call 26,946,868
1,100 Student and Academic Services LLC, Arizona, Lease Revenue Bonds,
Northern Arizona University Project, Series 2014, 5.000%, 6/01/34 - BAM
Insured
6/24 at 100.00 1,104,244
Total Arizona 85,989,243
Arkansas - 0.6% (0.4% of Total Investments)
5,020 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2022, 5.450%, 9/01/52, (AMT), 144A
9/25 at 105.00 5,102,925
6,550 Arkansas Development Finance Authority, Arkansas, Environmental
Improvement Revenue Bonds, United States Steel Corporation, Green
Series 2023, 5.700%, 5/01/53, (AMT)
5/26 at 105.00 6,757,031
4,000 Arkansas Development Finance Authority, Industrial Development
Revenue Bonds, Big River Steel Project, Series 2019, 4.500%, 9/01/49,
(AMT), 144A
9/26 at 103.00 3,916,502
2,055 Arkansas State University, Student Fee Revenue Bonds, Jonesboro
Campus, Series 2013, 4.875%, 12/01/43
3/24 at 100.00 2,055,356
Total Arkansas 17,831,814
California - 11.5% (7.0% of Total Investments)
2,665 Alameda Corridor Transportation Authority, California, Revenue Bonds,
Refunding Second Subordinate Lien Series 2022C, 5.000%, 10/01/52 -
AGM Insured
10/32 at 100.00 2,886,782
Anaheim Public Financing Authority, California, Lease Revenue Bonds,
Public Improvement Project, Series 1997C
:
2,945 0.000%, 9/01/27 - AGM Insured No Opt. Call 2,633,032
7,150 0.000%, 9/01/28 - AGM Insured No Opt. Call 6,199,732
2,455 0.000%, 9/01/32 - AGM Insured No Opt. Call 1,865,764
105 (c) 0.000%, 9/01/35 - AGM Insured, (ETM) No Opt. Call 73,935
95 0.000%, 9/01/35 - AGM Insured No Opt. Call 63,961
1,055 Brisbane School District, San Mateo County, California, General
Obligation Bonds, Election 2003 Series 2005, 0.000%, 7/01/35 - AGM
Insured
No Opt. Call 719,079
Byron Unified School District, Contra Costa County, California, General
Obligation Bonds, Series 2007B
:
1,405 0.000%, 8/01/32 - SYNCORA GTY Insured No Opt. Call 1,049,786
235 (c) 0.000%, 8/01/32 - SYNCORA GTY Insured, (ETM) No Opt. Call 185,104
60 (c) 0.000%, 8/01/32, (ETM) No Opt. Call 47,261
Calexico Unified School District, Imperial County, California, General
Obligation Bonds, Election of 2004 Series 2005B
:
3,685 0.000%, 8/01/31 - FGIC Insured No Opt. Call 2,854,105
4,505 0.000%, 8/01/33 - FGIC Insured No Opt. Call 3,244,188

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 4,495 (d) California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2023G, 5.250%, 11/01/54, (Mandatory Put
4/01/30), (UB)
1/30 at 100.19 $ 4,825,034
10,000 California Community Choice Financing Authority, Clean Energy Project
Revenue Bonds, Green Series 2024A, 5.000%, 5/01/54, (Mandatory Put
4/01/32), (UB)
1/32 at 100.21 10,795,659
California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2016B
:
10,000 5.000%, 11/15/46 11/26 at 100.00 10,250,759
2,855 (c) 5.000%, 11/15/46, (Pre-refunded 11/15/26) 11/26 at 100.00 3,048,071
16,665 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Refunding Series 2017A, 5.000%, 11/15/48
11/27 at 100.00 17,262,990
2,275 California Health Facilities Financing Authority, California, Revenue Bonds,
Sutter Health, Series 2018A, 4.000%, 11/15/42
11/27 at 100.00 2,277,245
5,000 California Municipal Finance Authority, Revenue Bonds, Linxs APM Project,
Senior Lien Series 2018A, 5.000%, 12/31/43, (AMT)
6/28 at 100.00 5,076,118
3,250 California Municipal Finance Authority, Reveue Bonds, Community
Medical Centers, Series 2017A, 5.000%, 2/01/47
2/27 at 100.00 3,307,171
2,930 California School Finance Authority, Charter School Revenue Bonds, CIty
Charter School Obligated Group, Series 2016A, 5.000%, 6/01/52, 144A
6/26 at 100.00 2,654,575
3,410 California School Finance Authority, Charter School Revenue Bonds,
Russell Westbrook Academy Obligated Group, Series 2021A, 4.000%,
6/01/51, 144A
6/27 at 100.00 2,495,387
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2014A
:
500 5.250%, 12/01/44 12/24 at 100.00 500,907
3,550 5.500%, 12/01/54 12/24 at 100.00 3,546,353
California Statewide Communities Development Authority, California,
Revenue Bonds, Loma Linda University Medical Center, Series 2016A
:
1,000 5.000%, 12/01/46, 144A 6/26 at 100.00 998,944
13,820 5.250%, 12/01/56, 144A 6/26 at 100.00 13,910,308
California Statewide Community Development Authority, Revenue Bonds,
Daughters of Charity Health System, Series 2005A
:
29 (e),(f) 5.750%, 7/01/30 1/22 at 100.00 28,540
78 (e),(f) 5.500%, 7/01/39 1/22 at 100.00 78,162
4,890 Clovis Unified School District, Fresno County, California, General
Obligation Bonds, Series 2006B, 0.000%, 8/01/26 - NPFG Insured
No Opt. Call 4,529,246
1,000 Coachella Valley Unified School District, Riverside County, California,
General Obligation Bonds, Series 2005A, 0.000%, 8/01/30 - FGIC Insured
No Opt. Call 811,439
4,000 East Bay Municipal Utility District, Alameda and Contra Costa Counties,
California, Water System Revenue Bonds, Series 2014C, 5.000%, 6/01/44
6/24 at 100.00 4,015,300
3,010 El Camino Community College District, California, General Obligation
Bonds, Election of 2002 Series 2012C, 0.000%, 8/01/25
No Opt. Call 2,875,068
3,500 Foothill/Eastern Transportation Corridor Agency, California, Toll Road
Revenue Bonds, Refunding Senior Lien Series 2015A, 0.000%, 1/15/34 -
AGM Insured
No Opt. Call 2,481,923
9,930 (c) Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Refunding Series
2015A, 5.000%, 6/01/45, (Pre-refunded 6/01/25)
6/25 at 100.00 10,219,428

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
Golden State Tobacco Securitization Corporation, California, Enhanced
Tobacco Settlement Asset-Backed Revenue Bonds, Series 2005A
:
$ 1,455 (c) 0.000%, 6/01/24 - AMBAC Insured, (ETM) No Opt. Call $ 1,439,977
3,500 (c) 0.000%, 6/01/26 - AGM Insured, (ETM) No Opt. Call 3,275,728
59,280 Golden State Tobacco Securitization Corporation, California, Tobacco
Settlement Asset-Backed Bonds, Capital Appreciation Series 2021B-2,
0.000%, 6/01/66
12/31 at 27.75 6,888,431
1,260 Huntington Beach Union High School District, Orange County, California,
Certificates of Participation, Capital Project, Series 2007, 0.000%, 9/01/35
- AGM Insured
No Opt. Call 846,405
5,240 Huntington Beach Union High School District, Orange County, California,
General Obligation Bonds, Series 2005, 0.000%, 8/01/30 - AGM Insured
No Opt. Call 4,303,932
2,500 Huntington Beach Union High School District, Orange County, California,
General Obligation Bonds, Series 2007, 0.000%, 8/01/32 - FGIC Insured
No Opt. Call 1,910,580
5,000 Kern Community College District, California, General Obligation Bonds,
Safety, Repair & Improvement, Election 2002 Series 2006, 0.000%,
11/01/24 - AGM Insured
No Opt. Call 4,881,892
1,045 Lake Tahoe Unified School District, El Dorado County, California, General
Obligation Bonds, Series 2001B, 0.000%, 8/01/31 - NPFG Insured
No Opt. Call 823,219
9,140 Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Senior Lien Series 2015D, 5.000%, 5/15/41,
(AMT)
5/25 at 100.00 9,219,396
Los Angeles Department of Airports, California, Revenue Bonds, Los
Angeles International Airport, Subordinate Lien Series 2021D
:
12,835 5.000%, 5/15/46, (AMT) 11/31 at 100.00 13,688,073
40 (c) 5.000%, 5/15/46, (Pre-refunded 11/15/31), (AMT) 11/31 at 100.00 45,353
6,215 (c) Martinez Unified School District, Contra Costa County, California, General
Obligation Bonds, Series 2011, 5.875%, 8/01/31, (Pre-refunded 8/01/24)
8/24 at 100.00 6,306,871
5,955 (g) Mount San Antonio Community College District, Los Angeles County,
California, General Obligation Bonds, Election of 2008, Series 2013A,
0.000%, 8/01/43
8/35 at 100.00 5,913,284
2,700 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009A, 7.000%, 11/01/34
No Opt. Call 3,449,578
2,200 M-S-R Energy Authority, California, Gas Revenue Bonds, Citigroup Prepay
Contracts, Series 2009C, 6.500%, 11/01/39
No Opt. Call 2,853,369
3,605 Ontario Redevelopment Financing Authority, San Bernardino County,
California, Revenue Bonds, Redevelopment Project 1, Refunding Series
1995, 7.400%, 8/01/25 - NPFG Insured
No Opt. Call 3,701,995
4,930 Patterson Joint Unified School District, Stanislaus County, California,
General Obligation Bonds, 2008 Election Series 2009B, 0.000%, 8/01/42
- AGM Insured
No Opt. Call 2,279,405
6,000 (c) Placentia-Yorba Linda Unified School District, Orange County, California,
Certificates of Participation, Series 2006, 0.000%, 10/01/34 - FGIC Insured,
(ETM)
No Opt. Call 4,403,974
2,000 Poway Unified School District, San Diego County, California, General
Obligation Bonds, School Facilities Improvement District 2007-1, Series
2011A, 0.000%, 8/01/41
No Opt. Call 999,601
5,000 Rialto Unified School District, San Bernardino County, California, General
Obligation Bonds, 2010 Election Series 2011A, 7.350%, 8/01/41 - AGM
Insured
8/36 at 100.00 6,031,493
5,000 Riverside County Asset Leasing Corporation, California, Leasehold
Revenue Bonds, Riverside County Hospital Project, Series 1997, 0.000%,
6/01/25 - NPFG Insured
No Opt. Call 4,773,199

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
California (continued)
$ 4,615 Riverside County Redevelopment Agency, California, Tax Allocation
Bonds, Jurupa Valley Project Area, Series 2011B, 0.000%, 10/01/38
No Opt. Call $ 2,571,016
10,990 San Diego County Regional Airport Authority, California, Airport Revenue
Bonds, Subordinate Series 2021B, 5.000%, 7/01/46, (AMT)
7/31 at 100.00 11,546,675
10,175 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Refunding Second Series 2019A, 5.000%,
5/01/49, (AMT)
5/29 at 100.00 10,498,503
4,945 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2016B, 5.000%, 5/01/41,
(AMT)
5/26 at 100.00 5,014,545
10,000 San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2017A, 5.000%, 5/01/42,
(AMT)
5/27 at 100.00 10,221,809
San Francisco Airports Commission, California, Revenue Bonds, San
Francisco International Airport, Second Series 2019E
:
11,000 5.000%, 5/01/45, (AMT) 5/29 at 100.00 11,434,355
12,285 5.000%, 5/01/50, (AMT) 5/29 at 100.00 12,688,352
735 San Francisco City and County, California, Special Tax Bonds, Community
Facilities District 2016-1 Treasure Island Improvement Area 2, Series
2023A, 5.000%, 9/01/43, 144A
9/30 at 103.00 727,408
2,000 San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Junior Lien Series 2014B,
5.250%, 1/15/44
1/25 at 100.00 2,027,308
San Joaquin Hills Transportation Corridor Agency, Orange County,
California, Toll Road Revenue Bonds, Refunding Senior Lien Series 2014A
:
15,350 (c) 5.000%, 1/15/44, (Pre-refunded 1/15/25) 1/25 at 100.00 15,654,007
25,840 (c) 5.000%, 1/15/50, (Pre-refunded 1/15/25) 1/25 at 100.00 26,351,761
San Jose, California, Airport Revenue Bonds, Refunding Series 2017A
:
5,000 5.000%, 3/01/41, (AMT) 3/27 at 100.00 5,110,908
5,000 5.000%, 3/01/47, (AMT) 3/27 at 100.00 5,061,318
14,985 San Ysidro School District, San Diego County, California, General
Obligation Bonds, 1997 Election Series 2012G, 0.000%, 8/01/40 - AGM
Insured
No Opt. Call 7,583,534
6,660 San Ysidro School District, San Diego County, California, General
Obligation Bonds, Refunding Series 2015, 0.000%, 8/01/43
8/25 at 38.93 2,426,682
2,460 Santee School District, San Diego County, California, General Obligation
Bonds, Capital Appreciation, Election 2006, Series 2008D, 0.000%,
8/01/33 - AGC Insured
No Opt. Call 1,821,869
1,145 Southern Kern Unified School District, Kern County, California, General
Obligation Bonds, Series 2006C, 0.000%, 11/01/30 - AGM Insured
No Opt. Call 928,056
1,175 Southern Kern Unified School District, Kern County, California, General
Obligation Bonds, Series 2010B, 0.000%, 11/01/35 - AGM Insured
No Opt. Call 784,928
2,410 Victor Elementary School District, San Bernardino County, California,
General Obligation Bonds, Series 2002A, 0.000%, 8/01/26 - FGIC Insured
No Opt. Call 2,230,010
3,750 Wiseburn School District, Los Angeles County, California, General
Obligation Bonds, Series 2011B, 7.300%, 8/01/36 - AGM Insured
8/31 at 100.00 4,206,105
Total California 354,736,260
Colorado - 13.4% (8.2% of Total Investments)
4,350 Aerotropolis Regional Transportation Authority, Colorado, Special
Revenue Bonds, Series 2021, 4.375%, 12/01/52
12/26 at 103.00 3,589,696

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 3,000 Anthem West Metropolitan District, Colorado, General Obligation Bonds,
Refunding Series 2015, 5.000%, 12/01/35 - BAM Insured
12/25 at 100.00 $ 3,086,540
2,000 Arvada, Colorado, Water Enterprise Revenue Bonds, Series 2022, 4.000%,
12/01/48
12/32 at 100.00 1,993,804
4,195 (c) Boulder Larimer & Weld Counties School District RE-1J Saint Vrain Valley,
Colorado, General Obligation Bonds, Series 2016C, 4.000%, 12/15/34,
(Pre-refunded 12/15/26)
12/26 at 100.00 4,355,114
5,500 Brighton, Colorado, Water Activity Enterprise Revenue Bonds, Water
System Project, Series 2022, 5.000%, 6/01/47
6/32 at 100.00 5,996,344
1,627 Centerra Metropolitan District 1, Loveland, Colorado, Special Revenue
Bonds, Refunding & Improvement Series 2017, 5.000%, 12/01/29, 144A
3/24 at 102.00 1,628,106
1,500 Cherokee Metropolitan District, Colorado, Water and Wastewater
Revenue Bonds, Series 2020, 4.000%, 8/01/50 - BAM Insured
8/30 at 100.00 1,435,161
2,945 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Community Leadership Academy, Inc. Second Campus
Project, Series 2013, 7.350%, 8/01/43
3/24 at 100.00 2,948,553
1,715 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Flagstaff Academy Project, Refunding Series 2016,
3.625%, 8/01/46
8/26 at 100.00 1,438,074
500 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Liberty Common Charter School, Series 2014A, 5.000%,
1/15/44
3/24 at 100.00 500,099
1,000 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Peak-to-Peak Charter School, Refunding Series 2014,
5.000%, 8/15/30
8/24 at 100.00 1,008,552
3,915 Colorado Educational and Cultural Facilities Authority, Charter School
Revenue Bonds, Weld County School District 6 - Frontier Academy,
Refunding & Improvement Series 2016, 3.250%, 6/01/46
6/26 at 100.00 3,164,389
545 Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
University Corporation for Atmospheric Research Project, Refunding
Series 2017, 3.625%, 9/01/31
9/27 at 100.00 552,679
Colorado Educational and Cultural Facilities Authority, Revenue Bonds,
University of Denver, Series 2017A
:
1,200 4.000%, 3/01/36 3/27 at 100.00 1,216,363
1,600 4.000%, 3/01/37 3/27 at 100.00 1,614,798
5,460 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2019A, 4.000%, 11/15/43
11/29 at 100.00 5,382,872
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
AdventHealth Obligated Group, Series 2021A
:
17,905 4.000%, 11/15/46 11/31 at 100.00 17,596,270
11,090 4.000%, 11/15/50 11/31 at 100.00 10,664,687
4,600 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Christian
Living Neighborhoods Project, Refunding Series 2016, 5.000%, 1/01/37
3/24 at 102.00 4,603,951
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2019A-2
:
4,000 5.000%, 8/01/44 8/29 at 100.00 4,138,870
15,395 4.000%, 8/01/49 8/29 at 100.00 14,526,599
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
CommonSpirit Health, Series 2022A
:
2,725 5.500%, 11/01/47 11/32 at 100.00 2,974,906
2,300 5.250%, 11/01/52 11/32 at 100.00 2,438,473

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Evangelical Lutheran Good Samaritan Society Project, Series 2013A
:
$ 2,670 (c) 5.000%, 6/01/28, (Pre-refunded 6/01/25) 6/25 at 100.00 $ 2,731,962
6,425 (c) 5.000%, 6/01/40, (Pre-refunded 6/01/25) 6/25 at 100.00 6,574,102
1,390 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Frasier
Meadows Project, Refunding & Improvement Series 2017A, 5.250%,
5/15/47
5/27 at 100.00 1,384,333
5,000 Colorado Health Facilities Authority, Colorado, Revenue Bonds,
Intermountain Healthcare, Series 2022A, 5.000%, 5/15/52
5/32 at 100.00 5,345,214
3,785 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Parkview
Medical Center, Series 2020A, 4.000%, 9/01/50
9/30 at 100.00 3,604,282
5,535 Colorado Health Facilities Authority, Colorado, Revenue Bonds, Sanford
Health, Series 2019A, 5.000%, 11/01/44
11/29 at 100.00 5,805,067
3,300 Colorado Health Facilities Authority, Colorado, Revenue Bonds, SCL
Health System, Refunding Series 2019A, 4.000%, 1/01/37
1/30 at 100.00 3,405,805
1,100 Colorado High Performance Transportation Enterprise, C-470 Express
Lanes Revenue Bonds, Senior Lien Series 2017, 5.000%, 12/31/56
12/24 at 100.00 1,102,288
Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Refunding Series 2017C
:
950 (c) 5.000%, 3/01/43, (Pre-refunded 3/01/28) - BAM Insured 3/28 at 100.00 1,038,953
710 5.000%, 3/01/43 - BAM Insured 3/28 at 100.00 749,677
2,360 Colorado State Board of Governors, Colorado State University Auxiliary
Enterprise System Revenue Bonds, Refunding Series 2017E, 4.000%,
3/01/43
3/28 at 100.00 2,369,826
3,420 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2020R, 4.000%, 3/15/45
3/30 at 100.00 3,429,303
4,000 Colorado State, Building Excellent Schools Today, Certificates of
Participation, Series 2021S, 4.000%, 3/15/41
3/31 at 100.00 4,063,310
3,000 (c) Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series
2014, 5.000%, 8/01/44, (Pre-refunded 8/01/24) - AGM Insured
8/24 at 100.00 3,025,545
7,250 (c) Commerce City, Colorado, Sales and Use Tax Revenue Bonds, Series
2016, 5.000%, 8/01/46, (Pre-refunded 8/01/26)
8/26 at 100.00 7,639,686
8,250 Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022A, 5.500%, 11/15/53, (AMT)
11/32 at 100.00 9,032,198
3,400 Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022B, 5.250%, 11/15/53
11/32 at 100.00 3,787,294
Denver City and County, Colorado, Airport System Revenue Bonds, Series
2022D
:
2,790 5.750%, 11/15/45, (AMT) 11/32 at 100.00 3,169,921
5,000 5.000%, 11/15/53, (AMT) 11/32 at 100.00 5,250,704
Denver City and County, Colorado, Airport System Revenue Bonds,
Subordinate Lien Series 2018A
:
17,000 5.000%, 12/01/43, (AMT) 12/28 at 100.00 17,495,487
13,040 5.000%, 12/01/48, (AMT) 12/28 at 100.00 13,357,984
9,040 5.250%, 12/01/48, (AMT) 12/28 at 100.00 9,385,595
4,095 Denver City and County, Colorado, Dedicated Tax Revenue Bonds,
Current Interest Series 2018A-1, 5.000%, 8/01/48
8/26 at 100.00 4,192,965
1,820 Denver City and County, Colorado, Dedicated Tax Revenue Bonds,
Refunding & Improvement Series 2016A, 4.000%, 8/01/46
8/26 at 100.00 1,792,785
11,000 Denver City and County, Colorado, Dedicated Tax Revenue Bonds, Series
2021A, 4.000%, 8/01/51
8/31 at 100.00 10,757,293

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 2,005 Denver City and County, Colorado, Special Facilities Airport Revenue
Bonds, United Airlines, Inc. Project, Refunding Series 2017, 5.000%,
10/01/32, (AMT)
3/24 at 100.00 $ 2,004,946
Denver Convention Center Hotel Authority, Colorado, Revenue Bonds,
Convention Center Hotel, Refunding Senior Lien Series 2016
:
5,130 5.000%, 12/01/30 12/26 at 100.00 5,277,210
3,900 5.000%, 12/01/36 12/26 at 100.00 3,957,395
E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Capital
Appreciation Series 2010A
:
385 0.000%, 9/01/35 No Opt. Call 261,981
150 0.000%, 9/01/37 No Opt. Call 92,314
75 0.000%, 9/01/38 No Opt. Call 43,545
20 0.000%, 9/01/39 No Opt. Call 10,976
110 0.000%, 9/01/41 No Opt. Call 54,420
18,380 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
1997B, 0.000%, 9/01/25 - NPFG Insured
No Opt. Call 17,484,425
E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
2000B
:
1,045 0.000%, 9/01/29 - NPFG Insured No Opt. Call 879,585
2,175 0.000%, 9/01/30 - NPFG Insured No Opt. Call 1,771,274
25,050 0.000%, 9/01/31 - NPFG Insured No Opt. Call 19,686,564
23,305 0.000%, 9/01/32 - NPFG Insured No Opt. Call 17,659,949
100 0.000%, 9/01/33 - NPFG Insured No Opt. Call 72,956
12,500 E-470 Public Highway Authority, Colorado, Senior Revenue Bonds, Series
2006A, 0.000%, 9/01/38 - NPFG Insured
9/26 at 54.77 6,194,856
E-470 Public Highway Authority, Colorado, Toll Revenue Bonds, Series
2004A
:
385 0.000%, 9/01/28 - NPFG Insured No Opt. Call 334,123
60,000 0.000%, 3/01/36 - NPFG Insured No Opt. Call 39,099,504
2,200 Eagle River Water and Sanitation District, Eagle County, Colorado,
Enterprise Wastewater Revenue Bonds, Improvement Series 2020A,
4.000%, 12/01/49 - AGM Insured
12/29 at 100.00 2,187,000
8,000 Ebert Metropolitan District, Denver Colorado, Limited Tax General
Obligation Bonds, Refunding Series 2018A-1, 5.000%, 12/01/43 - BAM
Insured
12/28 at 100.00 8,467,266
3,550 Falcon Area Water and Wastewater Authority (El Paso County, Colorado),
Tap Fee Revenue Bonds, Series 2022A, 6.750%, 12/01/34, 144A
9/27 at 103.00 3,593,292
2,000 Firestone, Colorado, Water Enterprise Revenue Bones, Series 2020,
4.000%, 12/01/45 - BAM Insured
12/30 at 100.00 1,982,632
3,935 Flying Horse Metropolitan District 2, El Paso County, Colorado, General
Obligation Limited Tax Bonds, Refunding & Improvement Series 2020A,
4.000%, 12/01/50 - AGM Insured
12/30 at 100.00 3,765,159
2,545 Future Legends Sports Park Business Improvement District, Colorado,
Limited Tax General Obligation Bonds, Series 2022A and Subordinate
Limited Tax General Obligation Bonds, Series 2022B, 6.000%, 12/01/52
9/27 at 103.00 2,545,694
3,305 Goldsmith Metropolitan District, Colorado, General Obligation Bonds,
Refunding Series 2021, 4.000%, 12/01/51 - AGM Insured
12/31 at 100.00 3,019,101
1,500 Meridian Metropolitan District, Douglas County, Colorado, General
Obligation Bonds, Series 2023, 4.375%, 12/01/53 - AGM Insured
12/33 at 100.00 1,514,471
1,860 (c) Metropolitan State University of Denver, Colorado, Institutional Enterprise
Revenue Bonds, Aerospace and Engineering Sciences Building Project,
Series 2016, 4.000%, 12/01/40, (Pre-refunded 12/01/25)
12/25 at 100.00 1,895,828

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Colorado (continued)
$ 1,750 Midtown at Clear Creek Metropolitan District, Adams County, Colorado,
General Obligation Bonds, Refunding Limited Tax Series 2023A, 5.000%,
12/01/53 - BAM Insured
12/33 at 100.00 $ 1,850,493
Northern Colorado Water Conservancy District Building Corporation,
Certificates of Participation, Refunding Series 2021
:
9,520 4.000%, 7/01/46 7/31 at 100.00 9,538,988
3,250 4.000%, 7/01/51 7/31 at 100.00 3,158,380
Park 70 Metropolitan District, Aurora, Colorado, General Obligation
Bonds, Limited Tax Refunding & Improvement Series 2016
:
1,565 5.000%, 12/01/36 12/26 at 100.00 1,605,618
2,100 5.000%, 12/01/46 12/26 at 100.00 2,120,408
8,000 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Series 2017A, 5.000%, 12/01/46
12/25 at 100.00 8,079,627
2,235 Park Creek Metropolitan District, Colorado, Senior Limited Property Tax
Supported Revenue Bonds, Series 2019A, 4.000%, 12/01/38 - AGM
Insured
12/29 at 100.00 2,289,836
3,975 Peak Metropolitan District 1, Colorado Springs, El Paso County, Colorado,
Limited Tax General Obligation Bonds, Series 2021A, 5.000%, 12/01/51,
144A
3/26 at 103.00 3,547,294
700 Public Authority for Colorado Energy, Natural Gas Purchase Revenue
Bonds,  Colorado Springs Utilities, Series 2008, 6.500%, 11/15/38
No Opt. Call 882,041
750 Thompson Crossing Metropolitan District 2, Johnstown, Larimer County,
Colorado, General Obligation Bonds, Limited Tax Convertible to
Unlimited Tax, Series 2016B, 5.000%, 12/01/36 - AGM Insured
12/26 at 100.00 786,305
Traditions Metropolitan District 2, Colorado, Limited Tax General
Obligation Bonds, Refunding Series 2016
:
1,050 5.000%, 12/01/32 - BAM Insured 12/26 at 100.00 1,107,823
1,000 4.125%, 12/01/37 - BAM Insured 12/26 at 100.00 1,015,298
500 Transport Metropolitan District 3, In the City of Aurora, Adams County,
Colorado, General Obligation Limited Bonds, Series 2021A-1, 5.000%,
12/01/41
3/26 at 103.00 430,921
2,000 Vista Ridge Metropolitan District, In the Town of Erie, Weld County,
Colorado, General Obligation Refunding Bonds, Series 2016A, 4.000%,
12/01/36 - BAM Insured
12/26 at 100.00 2,042,149
6,225 West Globeville Metropolitan District 1, Denver, Colorado, General
Obligation Limited Tax Bonds, Series 2022, 6.750%, 12/01/52
12/29 at 103.00 5,999,821
Total Colorado 415,657,947
Connecticut - 1.2% (0.7% of Total Investments)
2,135 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
Hartford HealthCare Issue, Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 2,011,574
850 Connecticut Health and Educational Facilities Authority, Revenue Bonds,
McLean Affiliates, Series 2020A, 5.000%, 1/01/45, 144A
1/26 at 102.00 726,885
Connecticut State, Special Tax Obligation Bonds, Transportation
Infrastructure Purposes Series 2018A
:
14,775 5.000%, 1/01/34 1/28 at 100.00 15,976,448
6,410 5.000%, 1/01/37 1/28 at 100.00 6,865,697
6,000 5.000%, 1/01/38 1/28 at 100.00 6,393,180
3,730 University of Connecticut, General Obligation Bonds, Series 2020A,
5.000%, 2/15/41
2/30 at 100.00 4,068,697
Total Connecticut 36,042,481

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Delaware - 0.4% (0.3% of Total Investments)
$ 5,550 Delaware Economic Development Authority Retirement Communities,
Revenue Bonds, ACTS Retirement-Life Communities Series 2023B,
5.250%, 11/15/53
11/30 at 100.00 $ 5,741,495
800 Delaware Health Facilities Authroity, Revenue Bonds, Beebe Medical
Center Project, Series 2018, 5.000%, 6/01/48
12/28 at 100.00 803,615
7,255 Delaware Transportation Authority, Revenue Bonds, US 301 Project, Series
2015, 5.000%, 6/01/55
6/25 at 100.00 7,349,105
Total Delaware 13,894,215
District of Columbia - 2.4% (1.5% of Total Investments)
390 District of Columbia Housing Finance Agency, GNMA Collateralized
Single Family Mortgage Revenue Bonds, Series 1988E-4, 6.375%,
6/01/26, (AMT)
3/24 at 100.00 390,861
34,000 District of Columbia Tobacco Settlement Corporation, Tobacco Settlement
Asset-Backed Bonds, Series 2006A, 0.000%, 6/15/46
3/24 at 25.38 8,307,387
Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Refunding & Subordinate Lien Series 2019B
:
2,000 4.000%, 10/01/44 10/29 at 100.00 1,908,991
5,000 5.000%, 10/01/47 10/29 at 100.00 5,174,668
7,500 4.000%, 10/01/49 10/29 at 100.00 7,002,674
2,000 Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009B, 0.000%, 10/01/36 - AGC
Insured
No Opt. Call 1,241,924
5,000 (c) Metropolitan Washington Airports Authority, District of Columbia, Dulles
Toll Road Revenue Bonds, Dulles Metrorail & Capital improvement
Projects, Second Senior Lien Series 2009C, 6.500%, 10/01/41, (Pre-
refunded 10/01/26) - AGC Insured
10/26 at 100.00 5,468,254
15,800 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2018A, 5.000%, 10/01/43, (AMT)
10/28 at 100.00 16,293,268
5,000 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2019A, 5.000%, 10/01/49, (AMT)
10/29 at 100.00 5,175,275
8,000 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2021A, 5.000%, 10/01/46, (AMT)
10/31 at 100.00 8,519,178
11,685 Metropolitan Washington D.C. Airports Authority, Airport System Revenue
Bonds, Refunding Series 2023A, 5.250%, 10/01/53, (AMT)
10/32 at 100.00 12,552,257
1,000 Washington Metropolitan Area Transit Authority, District of Columbia,
Gross Revenue Bonds, Refunding Crossover Series 2017A-2, 5.000%,
7/01/33
7/27 at 100.00 1,070,310
1,000 Washington Metropolitan Area Transit Authority, District of Columbia,
Gross Revenue Bonds, Series 2018, 5.000%, 7/01/38
7/27 at 100.00 1,052,649
Total District of Columbia 74,157,696
Florida - 10.1% (6.2% of Total Investments)
1,480 Atlantic Beach, Florida, Healthcare Facilities Revenue Refunding Bonds,
Fleet Landing Project, Series 2013A, 5.000%, 11/15/37
3/24 at 100.00 1,480,399
Bay County, Florida, Educational Facilities Revenue Refunding Bonds, Bay
Haven Charter Academy, Inc. Project, Series 2013A
:
450 5.000%, 9/01/45 3/24 at 100.00 450,238
2,260 5.000%, 9/01/48 3/24 at 100.00 2,260,988
8,280 Broward County, Florida, Airport System Revenue Bonds, Series 2019A,
5.000%, 10/01/44, (AMT)
10/29 at 100.00 8,612,354

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 3,250 Capital Trust Authority, Florida, Educational Facilities Revenue Bonds, IPS
Enterprises, Inc. Projects, Refunding Series 2023A, 6.250%, 6/15/53, 144A
6/30 at 100.00 $ 3,343,392
175 Florida Development Finance Corporation, Educational Facilities Revenue
Bonds, Renaissance Charter School, Inc. Projects, Series 2020C, 5.000%,
9/15/40, 144A
9/27 at 100.00 161,941
18,500 Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Brightline Passenger Rail Project, Green Series
2019B, 7.375%, 1/01/49, (AMT), 144A
3/24 at 107.00 18,824,867
Florida Development Finance Corporation, Florida, Surface Transportation
Facility Revenue Bonds, Virgin Trains USA Passenger Rail Project, Series
2019A
:
12,000 6.375%, 1/01/49, (AMT), (Mandatory Put 1/01/26), 144A 3/24 at 101.00 11,938,595
15,985 6.500%, 1/01/49, (AMT), (Mandatory Put 1/01/29), 144A 3/24 at 101.00 15,812,432
5,000 Florida Development Finance Corporation, Healthcare Facilities Revenue
Bonds, Tampa General Hospital Project, Series 2024A, 5.250%, 8/01/55,
(UB), (WI/DD)
2/32 at 100.00 5,331,784
5,000 Florida Development Finance Corporation, Revenue Bonds, Brightline
Florida Passenger Rail Expansion Project, Series 2023A, 7.500%, 7/01/57,
(AMT), (Mandatory Put 8/15/24)
3/24 at 104.00 4,977,840
12,500 Florida Development Finance Corporation, Revenue Bonds, Brightline
Passenger Rail Expansion Project, Series 2023C, 8.000%, 7/01/57, (AMT),
(Mandatory Put 4/01/24), 144A
3/24 at 106.00 12,985,051
31,985 Greater Orlando Aviation Authority, Florida, Orlando Airport Facilities
Revenue Bonds, Priority Subordinated Series 2017A, 5.000%, 10/01/42,
(AMT)
10/27 at 100.00 32,779,159
6,020 (c) Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Senior Lien Series 2015A, 5.000%, 10/01/44, (Pre-
refunded 10/01/24), (AMT)
10/24 at 100.00 6,079,261
5,000 Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Series 2018E, 5.000%, 10/01/43, (AMT)
10/28 at 100.00 5,164,643
2,290 (c) Hillsborough County Aviation Authority, Florida, Revenue Bonds, Tampa
International Airport, Subordinate Lien Series 2015B, 5.000%, 10/01/40,
(Pre-refunded 10/01/24)
10/24 at 100.00 2,318,582
10,305 Hillsborough County Aviation Authority, Florida, Tampa International
Airport Customer Facility Charge Revenue Bonds, Series 2015A, 5.000%,
10/01/44
10/24 at 100.00 10,350,761
10,000 Hillsborough County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Florida Health Sciences Center Inc D/B/A Tampa General
Hospital, Series 2020A, 4.000%, 8/01/55
2/31 at 100.00 9,089,843
5,000 Hillsborough County Port District, Florida, Revenue Bonds, Tampa Port
Authority Project, Series 2018B, 5.000%, 6/01/46, (AMT)
6/28 at 100.00 5,110,080
825 Lake County, Florida, Educational Facilities Revenue Bonds, Imagine
South Lake Charter School Project, Series 2019A, 5.000%, 1/15/54, 144A
7/29 at 100.00 742,477
5,075 (c) Lakeland, Florida, Hospital System Revenue Bonds, Lakeland Regional
Health, Series 2015, 5.000%, 11/15/35, (Pre-refunded 11/15/24)
11/24 at 100.00 5,152,760
1,500 Lauderhill, Florida, Water and Sewer Revenue Bonds, Series 2023,
5.000%, 10/01/53 - AGM Insured
10/33 at 100.00 1,622,908
9,820 Miami Beach Redevelopment Agency, Florida, Tax Increment Revenue
Bonds, City Center/Historic Convention Village, Series 2015A, 5.000%,
2/01/44 - AGM Insured
3/24 at 100.00 9,825,983
2,000 Miami Health Facilities Authority, Florida, Health Facilities Revenue Bonds,
Miami Jewish Health System Inc. Project, Series 2017, 5.125%, 7/01/46
7/27 at 100.00 1,659,222

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 10,000 Miami, Florida, Special Obligation Non-Ad Valorem Revenue Bonds, New
Administrative Building Series 2023A, 5.250%, 3/01/53
3/33 at 100.00 $ 11,163,370
2,930 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2012A, 5.000%, 4/01/42
3/24 at 100.00 2,931,313
8,070 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2015A, 5.000%, 4/01/45
4/25 at 100.00 8,106,513
10,050 Miami-Dade County Educational Facilities Authority, Florida, Revenue
Bonds, University of Miami, Series 2018A, 5.000%, 4/01/53
4/28 at 100.00 10,349,504
1,500 Miami-Dade County Health Facility Authority, Florida, Hospital Revenue
Bonds, Nicklaus Children's Hospital, Refunding Series 2017, 5.000%,
8/01/42
8/27 at 100.00 1,535,882
5,000 Miami-Dade County School District, Florida, General Obligation Bonds,
School Series 2022A, 5.000%, 3/15/52 - BAM Insured
3/32 at 100.00 5,369,434
5,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2014A, 5.000%, 10/01/35, (AMT)
10/24 at 100.00 5,013,628
3,000 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2015A, 5.000%, 10/01/38 - BAM Insured, (AMT)
10/25 at 100.00 3,030,758
13,385 Miami-Dade County, Florida, Aviation Revenue Bonds, Refunding Series
2017B, 5.000%, 10/01/40, (AMT)
10/27 at 100.00 13,773,753
1,005 (d) Miami-Dade County, Florida, Seaport Revenue Bonds, Refunding Series
2022A, 5.250%, 10/01/52, (AMT), (UB)
10/32 at 100.00 1,069,648
5,000 Miami-Dade County, Florida, Transit System Sales Surtax Revenue Bonds,
Series 2022, 5.000%, 7/01/51
7/32 at 100.00 5,363,889
6,035 Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2019B, 4.000%, 10/01/49
10/29 at 100.00 5,929,671
3,500 Miami-Dade County, Florida, Water and Sewer System Revenue Bonds,
Series 2021, 4.000%, 10/01/46
4/31 at 100.00 3,501,845
7,000 Orange County Health Facilities Authority, Florida, Hospital Revenue
Bonds, Orlando Health Obligated Group, Inc., Series 2022, 4.000%,
10/01/52
4/32 at 100.00 6,801,703
2,360 Osceola County, Florida, Transportation Revenue Bonds, Osceola
Parkway, Refunding & Improvement Series 2019A-1, 5.000%, 10/01/49
10/29 at 100.00 2,414,723
3,260 Palm Beach County Health Facilities Authority, Florida, Retirement
Communities Revenue Bonds, ACTS Retirement - Life Communities, Inc
Obligated Group, Series 2016, 5.000%, 11/15/32
11/26 at 100.00 3,375,409
1,875 Pine Island Community Development District, Florida, Special Assessment
Bonds, Bella Collina, Series 2004, 5.750%, 5/01/35
3/24 at 100.00 1,875,117
4,635 Port Saint Lucie, Florida, Public Service Tax Revenue Bonds, Recovery
Zone Facility Bond Series 2014B, 5.000%, 9/01/43
9/24 at 100.00 4,678,674
2,500 Putnam County Development Authority, Florida, Pollution Control
Revenue Bonds, Seminole Electric Cooperatice, Inc. Project, Refunding
Series 2018A, 5.000%, 3/15/42
5/28 at 100.00 2,608,668
10,095 Putnam County Development Authority, Florida, Pollution Control
Revenue Bonds, Seminole Electric Cooperatice, Inc. Project, Refunding
Series 2018B, 5.000%, 3/15/42
5/28 at 100.00 10,533,801
South Miami Health Facilities Authority, Florida, Hospital Revenue Bonds,
Baptist Health Systems of South Florida Obligated Group, Refunding
Series 2017
:
2,000 5.000%, 8/15/42 8/27 at 100.00 2,054,713
9,770 5.000%, 8/15/47 8/27 at 100.00 9,989,959

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Florida (continued)
$ 705 Southeast Overtown/Park West Community Redevelopement Agency,
Florida, Tax Increment Revenue Bonds, Series 2014A-1, 5.000%, 3/01/30,
144A
3/24 at 100.00 $ 705,734
1,500 Sumter County Industrial Development Authority, Florida, Hospital
Revenue Bonds, Central Florida Health Alliance Projects, Series 2014A,
5.250%, 7/01/44
3/24 at 100.00 1,501,212
5,545 Tampa, Florida, Hospital Revenue Bonds, H. Lee Moffitt Cancer Center
Project, Series 2020B, 5.000%, 7/01/50
7/30 at 100.00 5,810,288
180 Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-2, 6.610%, 5/01/40
3/24 at 100.00 171,586
195 (e) Tolomato Community Development District, Florida, Special Assessment
Bonds, Refunding Series 2015-3, 6.610%, 5/01/40
3/24 at 100.00 2
6,510 Volusia County Educational Facilities Authority, Florida, Revenue Bonds,
Stetson University Inc. Project, Series 2015, 5.000%, 6/01/45
6/25 at 100.00 6,586,600
Total Florida 312,322,957
Georgia - 2.4% (1.5% of Total Investments)
1,775 Atlanta Development Authority, Georgia, Revenue Bonds, New Downtown
Atlanta Stadium Project, Senior Lien Series 2015A-1, 5.250%, 7/01/40
7/25 at 100.00 1,811,373
10,000 Atlanta, Georgia, Airport General Revenue Bonds, Series 2022B, 5.000%,
7/01/52, (AMT)
7/32 at 100.00 10,565,448
2,600 Cobb County Kennestone Hospital Authority, Georgia, Revenue
Anticipation Certificates, Wellstar Health System, Series 2017A, 5.000%,
4/01/47
4/27 at 100.00 2,657,535
2,500 Columbia County Hospital Authority, Georgia, Revenue Anticipation
Certificates, WellStar Health System, Inc. Project, Series 2023B, 5.125%,
4/01/53
4/33 at 100.00 2,680,014
3,575 Crisp County Hospital Authority, Georgia, Revenue Anticipation
Certificates, Crisp County Hospital Project, Series 2021, 4.000%, 7/01/51
7/31 at 100.00 3,390,246
635 Dalton Development Authority, Georgia, Revenue Certificates, Hamilton
Health Care System Inc., Series 1996, 5.500%, 8/15/26 - NPFG Insured
No Opt. Call 653,516
2,000 Fulton County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2019A, 4.000%, 7/01/49
7/29 at 100.00 1,907,465
3,500 Georgia Ports Authority, Revenue Bonds, Series 2021, 4.000%, 7/01/51 7/31 at 100.00 3,462,382
Main Street Natural Gas Inc., Georgia, Gas Supply Revenue Bonds, Series
2019A
:
3,285 5.000%, 5/15/43 5/29 at 100.00 3,379,410
22,700 5.000%, 5/15/49 No Opt. Call 24,705,350
3,265 Metropolitan Atlanta Rapid Transit Authority, Georgia, Sales Tax Revenue
Bonds, Third Indenture, Series 2015B, 5.000%, 7/01/41
7/26 at 100.00 3,381,669
10,260 Municipal Electric Authority of Georgia, Plant Vogtle Units 3 & 4 Project J
Bonds, Series 2015A, 5.000%, 7/01/60
7/25 at 100.00 10,291,970
Paulding County Hospital Authority, Georgia, Revenue Anticipation
Certificates, WellStar Health System Inc., Series 2022A
:
3,465 5.000%, 4/01/42 4/32 at 100.00 3,753,887
1,565 5.000%, 4/01/43 4/32 at 100.00 1,689,909
1,000 Rockdale County Development Authority, Georgia, Revenue Bonds,
Piedmont Healthcare, Inc. Project, Series 2019A, 4.000%, 7/01/44
7/29 at 100.00 977,380
Total Georgia 75,307,554

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Guam - 0.6% (0.4% of Total Investments)
$ 2,000 Government of Guam, Business Privilege Tax Bonds, Refunding Series
2015D, 5.000%, 11/15/34
11/25 at 100.00 $ 2,038,660
Guam Economic Development & Commerce Authority, Tobacco
Settlement Asset-Backed Bonds, Series 2007A
:
1,740 5.250%, 6/01/32 2/24 at 100.00 1,739,942
2,915 5.625%, 6/01/47 2/24 at 100.00 2,913,046
1,300 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Refunding Series 2014A, 5.000%, 7/01/35
7/24 at 100.00 1,307,991
Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2016
:
245 5.000%, 7/01/27 7/26 at 100.00 253,430
1,240 5.000%, 1/01/46 7/26 at 100.00 1,260,300
1,000 Guam Government Waterworks Authority, Water and Wastewater System
Revenue Bonds, Series 2020A, 5.000%, 1/01/50
7/30 at 100.00 1,036,395
Guam Government, Limited Obligation Section 30 Revenue Bonds, Series
2016A
:
2,000 5.000%, 12/01/33 12/26 at 100.00 2,062,533
2,260 5.000%, 12/01/34 12/26 at 100.00 2,326,031
1,175 5.000%, 12/01/46 12/26 at 100.00 1,167,435
Guam Port Authority, Port Revenue Bonds, Private Activity Series 2018B
:
510 5.000%, 7/01/32, (AMT) 7/28 at 100.00 540,841
355 5.000%, 7/01/33, (AMT) 7/28 at 100.00 376,356
Guam Power Authority, Revenue Bonds, Series 2014A
:
600 5.000%, 10/01/39 10/24 at 100.00 604,926
575 5.000%, 10/01/44 10/24 at 100.00 578,266
Total Guam 18,206,152
Hawaii - 1.2% (0.7% of Total Investments)
6,000 Hawaii Department of Budget and Finance, Special Purpose Revenue
Bonds, Hawaiian Electric Company, Inc. and Subsidiary Projects,
Refunding Series 2017B, 4.000%, 3/01/37, (AMT)
3/27 at 100.00 4,182,397
7,500 Hawaii State, Airport System Revenue Bonds, Series 2015A, 5.000%,
7/01/45, (AMT)
7/25 at 100.00 7,508,448
10,000 Hawaii State, Airport System Revenue Bonds, Series 2018A, 5.000%,
7/01/43, (AMT)
7/28 at 100.00 10,268,799
6,000 Hawaii State, Airport System Revenue Bonds, Series 2022, 5.000%,
7/01/38, (AMT)
7/32 at 100.00 6,563,996
5,000 Hawaii State, General Obligation Bonds, Series 2017FK, 4.000%, 5/01/35 5/27 at 100.00 5,137,417
3,720 Honolulu City and County, Hawaii, Wastewater System Revenue Bonds,
First Bond Resolution, Green Senior Series 2023, 5.000%, 7/01/48
7/33 at 100.00 4,106,892
Total Hawaii 37,767,949
Idaho - 1.0% (0.6% of Total Investments)
9,495 Boise City Water Renewal System, Idaho, Revenue Bonds, Refunding
Series 2022, 5.000%, 9/01/47
9/32 at 100.00 10,338,488
11,205 Idaho Health Facilities Authority, Hospital Revenue Bonds, CHE Trinity
Helath Group, Series 2017ID, 5.000%, 12/01/46
6/27 at 100.00 11,519,176
1,700 Idaho Health Facilities Authority, Revenue Bonds, Madison Memorial
Hospital Project, Refunding Series 2016, 5.000%, 9/01/29
9/26 at 100.00 1,729,467
5,585 Idaho Health Facilities Authority, Revenue Bonds, Saint Luke's Health
System Project, Series 2021A, 4.000%, 3/01/46
3/32 at 100.00 5,361,696

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Idaho (continued)
Idaho Water Resource Board, Water Resource Loan Program Revenue,
Ground Water Rights Mitigation Series 2012A
:
$ 1,155 4.750%, 9/01/26 3/24 at 100.00 $ 1,155,664
310 5.000%, 9/01/32 3/24 at 100.00 310,236
Total Idaho 30,414,727
Illinois - 14.1% (8.6% of Total Investments)
6,000 Chicago Board of Education, Illinois, Dedicated Capital Improvement Tax
Revenue Bonds, Series 2016, 6.000%, 4/01/46
4/27 at 100.00 6,268,814
9,250 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016A, 7.000%, 12/01/44
12/25 at 100.00 9,661,159
2,400 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2016B, 6.500%, 12/01/46
12/26 at 100.00 2,516,380
11,295 Chicago Board of Education, Illinois, General Obligation Bonds,
Dedicated Revenues, Series 2017A, 7.000%, 12/01/46, 144A
12/27 at 100.00 12,261,479
Chicago Board of Education, Illinois, Unlimited Tax General Obligation
Bonds, Dedicated Tax Revenues, Series 1998B-1
:
10,130 0.000%, 12/01/24 - FGIC Insured No Opt. Call 9,814,933
7,140 0.000%, 12/01/25 - FGIC Insured No Opt. Call 6,663,366
4,325 0.000%, 12/01/29 - FGIC Insured No Opt. Call 3,449,287
4,235 0.000%, 12/01/31 - FGIC Insured No Opt. Call 3,087,685
8,845 Chicago Board of Education, Illinois, Unlimited Tax General Obligation
Bonds, Dedicated Tax Revenues, Series 1999A, 5.500%, 12/01/26 - NPFG
Insured
No Opt. Call 9,155,508
15,735 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Refunding Senior Lien Series 2018A, 5.000%, 1/01/48
1/29 at 100.00 16,020,680
6,745 Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2015C, 5.000%, 1/01/46
1/25 at 100.00 6,750,231
Chicago, Illinois, General Airport Revenue Bonds, O'Hare International
Airport, Senior Lien Series 2022A
:
5,000 5.500%, 1/01/53 - AGM Insured 1/31 at 100.00 5,377,784
8,010 5.500%, 1/01/55 1/32 at 100.00 8,633,986
Chicago, Illinois, General Obligation Bonds, City Colleges, Series 1999
:
4,115 0.000%, 1/01/33 - FGIC Insured No Opt. Call 2,860,954
29,600 0.000%, 1/01/38 - FGIC Insured No Opt. Call 15,709,783
11,675 Chicago, Illinois, General Obligation Bonds, Project & Refunding Series
2017A, 6.000%, 1/01/38
1/27 at 100.00 12,231,934
Chicago, Illinois, General Obligation Bonds, Series 2019A
:
4,000 5.000%, 1/01/40 1/29 at 100.00 4,142,014
12,870 5.500%, 1/01/49 1/29 at 100.00 13,277,084
11,575 5.500%, 1/01/49, (UB) 1/29 at 100.00 11,941,123
6,245 Chicago, Illinois, Wastewater Transmission Revenue Bonds, Second Lien
Series 2001A, 5.500%, 1/01/30 - NPFG Insured
No Opt. Call 6,757,769
1,300 Chicago, Illinois, Water Revenue Bonds, Senior Lien Series 2001, 5.750%,
11/01/30 - AMBAC Insured
No Opt. Call 1,415,273
4,500 Cook County Community College District 508, Illinois, General Obligation
Bonds, Chicago City Colleges, Series 2017, 5.000%, 12/01/47
12/27 at 100.00 4,645,617
3,000 Cook County, Illinois, General Obligation Bonds, Refunding Series 2016A,
5.000%, 11/15/31
11/26 at 100.00 3,159,195
Cook County, Illinois, General Obligation Bonds, Refunding Series 2018
:
500 5.000%, 11/15/34 11/26 at 100.00 523,801
4,550 5.000%, 11/15/35 11/26 at 100.00 4,739,425

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
Illinois Educational Facilities Authority, Revenue Bonds, Field Museum of
Natural History, Series 2002.RMKT
:
$ 5,000 4.450%, 11/01/36 11/25 at 102.00 $ 5,159,273
815 4.500%, 11/01/36 11/24 at 100.00 817,666
2,785 5.500%, 11/01/36 3/24 at 100.00 2,790,488
410 Illinois Finance Authority, Charter School Revenue Bonds, Intrinsic Charter
Schools Belmont School Project, Series 2015A, 6.000%, 12/01/45, 144A
12/25 at 100.00 411,366
Illinois Finance Authority, Revenue Bonds, Advocate Health Care Network,
Refunding Series 2015
:
12,025 (c),(d) 5.000%, 5/01/45, (Pre-refunded 5/01/25), (UB) 5/25 at 100.00 12,291,995
1,930 (d) 5.000%, 5/01/45, (UB) 5/25 at 100.00 1,971,662
2,000 Illinois Finance Authority, Revenue Bonds, Art Institute of Chicago, Series
2016, 4.000%, 3/01/38
3/26 at 100.00 2,012,518
2,500 Illinois Finance Authority, Revenue Bonds, Ascension Health/fkaPresence
Health Network, Series 2016C, 5.000%, 2/15/33
2/27 at 100.00 2,622,428
3,300 Illinois Finance Authority, Revenue Bonds, Bradley University, Refunding
Series 2021A, 4.000%, 8/01/46
8/31 at 100.00 3,060,428
Illinois Finance Authority, Revenue Bonds, Centegra Health System, Series
2014A
:
4,750 (c) 5.000%, 9/01/39, (Pre-refunded 9/01/24) 9/24 at 100.00 4,798,800
6,000 (c) 5.000%, 9/01/42, (Pre-refunded 9/01/24) 9/24 at 100.00 6,061,642
10,745 Illinois Finance Authority, Revenue Bonds, OSF Healthcare System, Series
2015A, 5.000%, 11/15/45
11/25 at 100.00 10,885,545
Illinois Finance Authority, Revenue Bonds, Silver Cross Hospital and
Medical Centers, Refunding Series 2015C
:
560 5.000%, 8/15/35 8/25 at 100.00 570,389
3,745 5.000%, 8/15/44 8/25 at 100.00 3,793,943
10,000 Illinois Finance Authority, Revenue Bonds, University of Chicago Medicine,
Series 2022A, 5.000%, 8/15/47, (UB)
8/32 at 100.00 10,675,045
Illinois Finance Authority, Revenue Bonds, University of Chicago,
Refunding Series 2015A
:
2,670 (c) 5.000%, 10/01/46, (Pre-refunded 10/01/25) 10/25 at 100.00 2,756,356
330 5.000%, 10/01/46 10/25 at 100.00 333,399
15,030 Illinois Finance Authority, Revenue Bonds, University of Chicago, Series
2023A, 5.250%, 5/15/54
5/33 at 100.00 16,663,387
1,900 Illinois Health Facilities Authority, Revenue Bonds, Midwest Care Center I
Inc., Series 2001, 5.950%, 2/20/36
2/24 at 100.00 1,902,161
1,830 Illinois Sports Facility Authority, State Tax Supported Bonds, Refunding
Series 2014, 5.250%, 6/15/32 - AGM Insured
6/24 at 100.00 1,835,928
450 Illinois State, General Obligation Bonds, December Series 2017A, 5.000%,
12/01/39
12/27 at 100.00 467,195
Illinois State, General Obligation Bonds, February Series 2014
:
5,705 5.250%, 2/01/33 3/24 at 100.00 5,712,011
5,815 5.250%, 2/01/34 3/24 at 100.00 5,821,638
2,000 5.000%, 2/01/39 3/24 at 100.00 2,001,005
Illinois State, General Obligation Bonds, January Series 2016
:
3,500 5.000%, 1/01/29 1/26 at 100.00 3,614,310
8,250 5.000%, 1/01/32 1/26 at 100.00 8,477,190
4,200 Illinois State, General Obligation Bonds, June Series 2016, 5.000%,
6/01/27
6/26 at 100.00 4,356,930

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
Illinois State, General Obligation Bonds, June Series 2022A
:
$ 2,000 5.500%, 3/01/42 3/32 at 100.00 $ 2,247,146
785 5.500%, 3/01/47 3/32 at 100.00 866,098
16,485 Illinois State, General Obligation Bonds, March Series 2021A, 5.000%,
3/01/46
3/31 at 100.00 17,458,766
Illinois State, General Obligation Bonds, May Series 2020
:
1,635 5.500%, 5/01/30 No Opt. Call 1,825,433
5,305 5.500%, 5/01/39 5/30 at 100.00 5,885,100
3,000 5.750%, 5/01/45 5/30 at 100.00 3,306,850
Illinois State, General Obligation Bonds, May Series 2023B
:
4,585 5.250%, 5/01/43 5/32 at 100.00 5,022,796
4,525 5.500%, 5/01/47 5/32 at 100.00 4,998,024
1,500 Illinois State, General Obligation Bonds, November Series 2016, 5.000%,
11/01/37
11/26 at 100.00 1,538,637
3,510 Illinois State, General Obligation Bonds, October Series 2016, 5.000%,
2/01/27
No Opt. Call 3,693,707
8,865 Illinois State, General Obligation Bonds, October Series 2022C, 5.500%,
10/01/41
10/32 at 100.00 10,045,113
1,395 (c) Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2013A, 5.000%, 1/01/38, (Pre-refunded 4/02/24)
4/24 at 100.00 1,399,123
4,685 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2015A, 5.000%, 1/01/40
7/25 at 100.00 4,773,312
Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Lien
Series 2021A
:
7,770 4.000%, 1/01/42 1/32 at 100.00 7,831,627
10,000 5.000%, 1/01/46 1/32 at 100.00 10,953,687
5,000 Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Senior Series
2023A, 5.250%, 1/01/45
7/33 at 100.00 5,652,201
Illinois Toll Highway Authority, Toll Highway Revenue Bonds, Tender
Option Bond Trust 2015-XF0052
:
1,875 4.080%, 1/01/38, 144A, (IF) 1/23 at 100.00 1,897,164
1,815 5.791%, 1/01/38, 144A, (IF) 1/23 at 100.00 1,836,482
4,100 Lake County School District 112 North Shore, Illinois, General Obligation
Bonds, Series 2022, 4.000%, 12/01/38
12/31 at 100.00 4,262,478
1,890 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Refunding Series 2015B, 5.000%, 6/15/52
12/25 at 100.00 1,907,509
1,000 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2015A, 5.500%, 6/15/53
12/25 at 100.00 1,019,341
4,780 Metropolitan Pier and Exposition Authority, Illinois, McCormick Place
Expansion Project Bonds, Series 2017A, 5.000%, 6/15/57
12/27 at 100.00 4,867,769
10,775 Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Refunding Series 1996A, 0.000%,
12/15/24 - NPFG Insured
No Opt. Call 10,427,729
Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Expansion Project, Series 2002A
:
5,000 0.000%, 12/15/34 - NPFG Insured No Opt. Call 3,360,461
1,100 0.000%, 12/15/35 - NPFG Insured No Opt. Call 704,802
3,805 0.000%, 6/15/41 - NPFG Insured No Opt. Call 1,819,362
1,210 (c) Metropolitan Pier and Exposition Authority, Illinois, Revenue Bonds,
McCormick Place Hospitality Facility, Series 1996A, 7.000%, 7/01/26,
(ETM)
No Opt. Call 1,270,723

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Illinois (continued)
$ 1,350 Northern Illinois University, Auxiliary Facilities System Revenue Bonds,
Refunding Series 2020B, 4.000%, 4/01/41 - BAM Insured
4/30 at 100.00 $ 1,345,318
2,495 Sangamon County School District 186 Springfield, Illinois, General
Obligation Bonds, Alternate Revenue Source Series 2023, 5.500%,
6/01/58 - AGM Insured
6/33 at 100.00 2,745,852
2,500 Sangamon County Water Reclamation District, Illinois, General Obligation
Bonds Alternate Revenue Source, Project & Refunding Series 2019A,
4.000%, 1/01/44 - BAM Insured
1/29 at 100.00 2,469,128
Springfield, Illinois, Electric Revenue Bonds, Refunding Senior Lien Series
2015
:
2,250 5.000%, 3/01/29 3/25 at 100.00 2,283,729
3,505 5.000%, 3/01/40 - AGM Insured 3/25 at 100.00 3,533,167
Total Illinois 436,178,596
Indiana - 1.3% (0.8% of Total Investments)
1,480 Gary Local Public Improvement Bond Bank, Indiana, Economic
Development Revenue Bonds, Drexel Foundation for Educational
Excellence Project, Refunding Series 2020A, 5.875%, 6/01/55, 144A
6/30 at 100.00 1,340,326
Indiana Finance Authority, Hospital Revenue Bonds, Indiana University
Health Obligation Group, Fixed Rate Series 2023A
:
3,950 5.000%, 10/01/46 10/33 at 100.00 4,341,157
10,000 5.000%, 10/01/53 10/33 at 100.00 10,846,590
7,480 Indiana Finance Authority, Hospital Revenue Bonds, Indiana Unversity
Health Obligation Group, Refunding 2015A, 5.000%, 12/01/40
6/25 at 100.00 7,608,423
4,500 Indiana Finance Authority, Wastewater Utility Revenue Bonds, CWA
Authority Project, Series 2012A, 4.000%, 10/01/42
3/24 at 100.00 4,500,590
2,605 Indiana Housing and Community Development Authority, Single Family
Mortgage Revenue Bonds, Social Series 2024A-1, 4.650%, 7/01/49, (UB),
(WI/DD)
No Opt. Call 2,605,000
1,000 Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue
Bonds, Convention Center Hotel Senior Series 2023E, 6.000%, 3/01/53
3/33 at 100.00 1,083,034
3,460 Indianapolis Local Public Improvement Bond Bank, Indiana, Revenue
Bonds, Convention Center Hotel Subordinate Series 2023F-1, 5.000%,
3/01/53 - BAM Insured
3/33 at 100.00 3,686,554
3,985 Valparaiso, Indiana, Exempt Faciltiies Revenue Bonds, Pratt Paper LLC
Project, Series 2013, 7.000%, 1/01/44, (AMT)
3/24 at 100.00 3,994,304
Total Indiana 40,005,978
Iowa - 0.7% (0.4% of Total Investments)
Iowa Finance Authority Senior Living Facilities Revenue Bonds, Sunrise
Retirement Community Project, Refunding Series 2021
:
2,550 5.000%, 9/01/41 9/28 at 102.00 2,071,920
2,000 5.000%, 9/01/51 9/28 at 102.00 1,490,848
1,505 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue Bonds,
Alcoa Inc. Project, Series 2012, 4.750%, 8/01/42
3/24 at 100.00 1,479,540
9,535 Iowa Finance Authority, Iowa, Midwestern Disaster Area Revenue
Bonds, Iowa Fertilizer Company Project, Refunding Series 2022, 5.000%,
12/01/50
12/29 at 103.00 9,984,862
6,235 Iowa State, Hospital Revenue Bonds, University of Iowa Hospitals and
Clinics, SUI Series 2022A, 4.000%, 9/01/36
9/32 at 100.00 6,539,012

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Iowa (continued)
$ 5,290 Iowa Tobacco Settlement Authority, Tobacco Settlement Asset-Backed
Bonds, Class 2 Capital Appreciation Senior Lien Series 2021B-2, 0.000%,
6/01/65
6/31 at 25.58 $ 715,361
Total Iowa 22,281,543
Kansas - 0.6% (0.4% of Total Investments)
Lawrence, Kansas, Hospital Revenue Bonds, Lawrence Memorial Hospital,
Series 2018A
:
6,770 5.000%, 7/01/43 7/28 at 100.00 7,024,285
7,600 5.000%, 7/01/48 7/28 at 100.00 7,815,868
3,625 Wyandotte County Unified School District 203, Piper, Kansas, General
Obligation Bonds, Improvement and Refunding Series 2022A, 5.250%,
9/01/52 - AGM Insured
9/32 at 100.00 3,951,761
Total Kansas 18,791,914
Kentucky - 0.3% (0.2% of Total Investments)
Kentucky Public Transportation Infrastructure Authority, Toll Revenue
Bonds, Downtown Crossing Project, Convertible Capital Appreciation First
Tier Series 2013C
:
4,790 6.750%, 7/01/43 7/31 at 100.00 5,494,756
3,655 6.875%, 7/01/46 7/31 at 100.00 4,200,117
Total Kentucky 9,694,873
Louisiana - 3.5% (2.1% of Total Investments)
4,055 Ascension Parish Industrial development Board, Louisiana, Revenue
Bonds, Impala Warehousing (US) LLC Project, Series 2013, 6.000%,
7/01/36
3/24 at 100.00 4,056,185
2,665 (c) East Baton Rouge Sewerage Commission, Louisiana, Revenue Bonds,
Refunding Series 2014B, 5.000%, 2/01/39, (Pre-refunded 2/01/25)
2/25 at 100.00 2,720,362
3,130 Jefferson Sales Tax District, Jefferson Parish, Louisiana, Special Sales Tax
Revenue Bonds, Series 2017B, 5.000%, 12/01/42 - AGM Insured
12/27 at 100.00 3,255,615
Lafayette Parish School Board, Louisiana, Sales Tax Revenue Bonds, Series
2018
:
1,500 4.000%, 4/01/40 4/27 at 100.00 1,515,910
4,685 4.000%, 4/01/43 4/27 at 100.00 4,687,241
4,000 Louisiana Local Government Environmental Facilities and Community
Development Authority, Louisiana, Revenue Bonds, Womans Hospital
Foundation Project, Refunding Series 2017A, 5.000%, 10/01/44
10/27 at 100.00 4,110,940
7,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Refunding Series 2017, 5.000%, 5/15/46
5/27 at 100.00 7,171,527
10,000 Louisiana Publc Facilities Authority, Lousiana, Revenue Bonds, Ochsner
Clinic Foundation Project, Series 2020A, 4.000%, 5/15/49
5/30 at 100.00 9,446,599
6,900 Louisiana Public Facilities Authority, Dock and Wharf Revenue Bonds,
Impala Warehousing (US) LLC Project, Series 2013, 6.500%, 7/01/36,
(AMT), 144A
3/24 at 100.00 6,901,872
1,265 (c) Louisiana Public Facilities Authority, Hospital Revenue and Refunding
Bonds, Lafayette General Medical Center Project, Series 2016A, 5.000%,
11/01/45, (Pre-refunded 11/01/25)
11/25 at 100.00 1,309,333
8,500 Louisiana Public Facilities Authority, Louisiana, Revenue Bonds, Loyola
University of New Orleans Project, Refunding Series 2023A, 5.250%,
10/01/53
4/33 at 100.00 9,060,947
1,830 Louisiana Public Facilities Authority, Revenue Bonds, Ochsner Clinic
Foundation Project, Refunding Series 2016, 4.000%, 5/15/35
5/26 at 100.00 1,852,676

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Louisiana (continued)
$ 10,810 Louisiana Stadium and Exposition District, Revenue Bonds, Senior Series
2023A, 5.000%, 7/01/48
7/33 at 100.00 $ 11,787,196
14,000 (c) Louisiana State, Gasoline and Fuels Tax Revenue Bonds, Refunding Series
2015A, 4.000%, 5/01/41, (Pre-refunded 5/01/25)
5/25 at 100.00 14,166,816
13,895 New Orleans Aviation Board, Louisiana, General Airport Revenue Bonds,
North Terminal Project, Series 2015B, 5.000%, 1/01/45, (AMT)
1/25 at 100.00 13,905,032
5,350 (c) New Orleans, Louisiana, Sewerage Service Revenue Bonds, Refunding
Series 2014, 5.000%, 6/01/44, (Pre-refunded 6/01/24)
6/24 at 100.00 5,382,157
1,200 (c) New Orleans, Louisiana, Water Revenue Bonds, Refunding Series 2014,
5.000%, 12/01/44, (Pre-refunded 12/01/24)
12/24 at 100.00 1,219,090
5,655 Shreveport, Louisiana, Water and Sewer Revenue Bonds, Refunding Series
2015, 5.000%, 12/01/40
12/25 at 100.00 5,757,115
Total Louisiana 108,306,613
Maine - 0.4% (0.2% of Total Investments)
Maine Health and Higher Educational Facilities Authority Revenue Bonds,
Eastern Maine Medical Center Obligated Group Issue, Series 2016A
:
3,820 4.000%, 7/01/41 7/26 at 100.00 3,484,206
2,800 4.000%, 7/01/46 7/26 at 100.00 2,407,103
2,935 Maine Health and Higher Educational Facilities Authority Revenue Bonds,
MaineHealth Issue, Series 2018A, 5.000%, 7/01/48
7/28 at 100.00 3,045,853
Maine Turnpike Authority, Special Obligation Bonds, Series 2014
:
1,290 5.000%, 7/01/33 7/24 at 100.00 1,298,652
1,020 5.000%, 7/01/34 7/24 at 100.00 1,026,631
Total Maine 11,262,445
Maryland - 9.0% (5.5% of Total Investments)
1,795 Anne Arundel County, Maryland, FNMA Multifamily Housing Revenue
Bonds, Glenview Gardens Apartments Project, Series 2009, 5.000%,
1/01/28, (Mandatory Put 1/01/27)
3/24 at 100.00 1,797,909
1,180 Anne Arundel County, Maryland, Special Tax District Revenue Bonds,
Villages of Dorchester & Farmington Village Projects, Series 2013, 5.000%,
7/01/32
3/24 at 100.00 1,181,050
Baltimore County, Maryland, Revenue Bonds, Oak Crest Village, Series
2016
:
1,000 3.625%, 1/01/37 1/26 at 100.00 955,725
2,220 5.000%, 1/01/37 1/26 at 100.00 2,261,711
635 Baltimore County, Maryland, Revenue Bonds, Riderwood Village Inc
Facility, Series 2020, 4.000%, 1/01/50
1/27 at 103.00 577,366
9,215 Baltimore, Maryland, Convention Center Hotel Revenue Bonds, Refunding
Series 2017, 5.000%, 9/01/42
9/27 at 100.00 8,933,565
5,000 Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Subordinate
Series 2014C, 5.000%, 7/01/44
1/25 at 100.00 5,041,337
4,000 Baltimore, Maryland, Revenue Bonds, Wastewater Projects, Subordinate
Series 2017A, 5.000%, 7/01/46
1/27 at 100.00 4,111,370
625 (c) Baltimore, Maryland, Revenue Bonds, Water Projects, Refunding Series
1994A, 5.000%, 7/01/24 - FGIC Insured, (ETM)
No Opt. Call 629,760
1,750 (c) Baltimore, Maryland, Revenue Bonds, Water Projects, Refunding Series
1998A, 5.000%, 7/01/28 - FGIC Insured, (ETM)
8/21 at 100.00 1,826,140
2,500 Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate Series
2014A, 5.000%, 7/01/44
1/25 at 100.00 2,522,907

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Maryland (continued)
$ 6,000 Baltimore, Maryland, Revenue Bonds, Water Projects, Subordinate Series
2017A, 5.000%, 7/01/41
1/27 at 100.00 $ 6,209,490
1,450 Baltimore, Maryland, Special Obligation Bonds, Center/West
Development Project, Series 2017A, 5.500%, 6/01/43
6/26 at 100.00 1,466,579
Baltimore, Maryland, Special Obligation Bonds, Consolidated Tax
Increment Financing, Series 2015
:
525 5.000%, 6/15/30 6/24 at 100.00 528,502
425 5.000%, 6/15/33 6/24 at 100.00 427,800
Baltimore, Maryland, Special Obligation Bonds, East Baltimore Research
Park Project, Series 2017A
:
1,270 4.500%, 9/01/33 9/27 at 100.00 1,270,612
240 5.000%, 9/01/38 9/27 at 100.00 242,105
Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2016
:
1,895 5.000%, 6/01/36 6/26 at 100.00 1,911,011
250 5.125%, 6/01/43 6/26 at 100.00 250,821
2,000 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2019A, 3.625%, 6/01/46, 144A
6/29 at 100.00 1,683,572
350 Baltimore, Maryland, Special Obligation Bonds, Harbor Point Project,
Refunding Series 2019B, 3.875%, 6/01/46, 144A
2/24 at 100.00 296,303
Brunswick, Frederick County, Maryland, Special Obligation Bonds,
Brunswick Crossing Special Taxing District, Refunding Series 2019
:
450 4.000%, 7/01/29 1/29 at 100.00 445,018
739 5.000%, 7/01/36 1/29 at 100.00 757,664
Frederick County, Maryland, Educational Facilities Revenue Bonds, Mount
Saint Mary's University Inc., Series 2017A
:
3,000 5.000%, 9/01/37, 144A 9/27 at 100.00 2,982,347
1,750 5.000%, 9/01/45, 144A 9/27 at 100.00 1,646,475
330 Frederick County, Maryland, Special Obligation Bonds, Lake Linganore
Village Community Development Series 2001A, 5.700%, 7/01/29 - RAAI
Insured
3/24 at 100.00 330,710
1,250 Frederick County, Maryland, Special Obligation Bonds, Urbana
Community Development Authority, Refunding Series 2020A, 4.000%,
7/01/35
7/30 at 100.00 1,286,432
370 Frederick County, Maryland, Tax Increment and Special Tax B Limited
Obligation Bonds, Oakdale-Lake Linganore Project, Series 2019, 3.750%,
7/01/39
7/29 at 100.00 333,045
115 Frederick County, Maryland, Tax Increment and Special Tax Limited
Obligation Bonds, Jefferson Technology Park Project, Refunding Series
2020B, 4.625%, 7/01/43, 144A
7/30 at 102.00 112,968
Gaithersburg, Maryland, Economic Development Revenue Bonds, Asbury
Methodist Obligated Group Project, Refunding Series 2018A
:
2,000 5.000%, 1/01/33 3/24 at 104.00 2,031,140
1,000 5.000%, 1/01/36 3/24 at 104.00 1,008,437
Howard County Housing Commission, Maryland, Revenue Bonds,
Columbia Commons Apartments, Series 2014A
:
1,500 4.000%, 6/01/34 6/24 at 100.00 1,503,780
1,550 5.000%, 6/01/44 6/24 at 100.00 1,554,245
1,860 Howard County Housing Commission, Maryland, Revenue Bonds,
Gateway Village Apartments, Series 2016, 4.000%, 6/01/46
6/26 at 100.00 1,748,723

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Maryland (continued)
Howard County Housing Commission, Maryland, Revenue Bonds, The
Verona at Oakland Mills Project, Series 2013
:
$ 2,000 4.625%, 10/01/28 3/24 at 100.00 $ 2,002,515
3,000 5.000%, 10/01/28 3/24 at 100.00 3,004,823
1,000 Howard County Housing Commission, Maryland, Revenue Bonds,
Woodfield Oxford Square Apartments, Series 2017, 5.000%, 12/01/42
12/27 at 100.00 1,037,246
1,290 Howard County, Maryland, Retirement Community Revenue Bonds,
Vantage House, Refunding Series 2016, 5.000%, 4/01/46
4/27 at 100.00 1,068,259
1,710 Howard County, Maryland, Retirement Community Revenue Bonds,
Vantage House, Refunding Series 2017, 5.000%, 4/01/36
4/27 at 100.00 1,555,445
1,420 Howard County, Maryland, Special Obligation Bonds, Annapolis Junction
Town Center Project, Series 2014, 6.100%, 2/15/44
3/24 at 100.00 1,420,375
Howard County, Maryland, Special Obligation Bonds, Downtown
Columbia Project, Series 2017A
:
1,500 4.125%, 2/15/34, 144A 2/26 at 100.00 1,462,422
1,550 4.375%, 2/15/39, 144A 2/26 at 100.00 1,498,886
850 4.500%, 2/15/47, 144A 2/26 at 100.00 796,768
Hyattsville, Maryland, Special Obligation Bonds, University Town Center
Project, Series 2016
:
2,125 5.000%, 7/01/31 7/25 at 100.00 2,129,651
1,640 5.000%, 7/01/34 7/25 at 100.00 1,631,334
1,220 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Series
2000A, 2.800%, 7/01/45
7/29 at 100.00 922,386
1,195 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Series
2014D, 3.900%, 7/01/40
3/24 at 100.00 1,194,971
680 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Series
2017C, 3.550%, 7/01/42
1/27 at 100.00 634,446
700 Maryland Community Development Administration Department of
Housing and Community Development, Housing Revenue Bonds, Series
2020E, 2.350%, 7/01/45
1/30 at 100.00 487,468
1,445 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2019C, 3.000%, 3/01/42
3/29 at 100.00 1,232,195
2,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2020D, 2.100%, 9/01/40
9/29 at 100.00 1,423,746
2,570 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Series 2021A, 2.000%, 9/01/43
3/30 at 100.00 1,745,486
2,000 Maryland Community Development Administration Department of
Housing and Community Development, Residential Revenue Bonds,
Taxable Series 2019D, 3.350%, 7/01/49
7/29 at 100.00 1,689,633
1,000 Maryland Community Development Administration, Department of
Housing and Community Development, Multifamily Development
Revenue Bonds, Marlborough Apartments, Series 2014I, 3.450%,
12/15/31
12/24 at 100.00 1,002,227
600 Maryland Economic Development Corporation Economic Development
Revenue Bonds, Terminal Project,  Series 2019A, 5.000%, 6/01/49, (AMT)
6/29 at 100.00 616,761

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Maryland (continued)
Maryland Economic Development Corporation Economic Development
Revenue Bonds, Transportation Facilities Project, Refunding Series 2017A
:
$ 1,000 5.000%, 6/01/31 6/28 at 100.00 $ 1,058,031
1,125 5.000%, 6/01/32 6/28 at 100.00 1,189,050
3,360 5.000%, 6/01/35 6/28 at 100.00 3,543,913
1,600 Maryland Economic Development Corporation, Air Cargo Obligated
Group Revenue Bonds, AFCO Airport Real Estate Group, Series 2019,
4.000%, 7/01/39, (AMT)
7/29 at 100.00 1,537,766
Maryland Economic Development Corporation, Parking Facilities Revenue
Bonds Baltimore City Project, Subordinate Parking Facilities Revenue
Bonds, Series 2018C
:
1,250 4.000%, 6/01/48 6/28 at 100.00 977,598
1,080 4.000%, 6/01/58 6/28 at 100.00 799,459
3,725 Maryland Economic Development Corporation, Parking Facilities Revenue
Bonds, Baltimore City Project, Senior Parking Facilities Revenue Bonds,
Series 2018A, 5.000%, 6/01/58
6/28 at 100.00 3,743,308
5,810 Maryland Economic Development Corporation, Port Facilities Revenue
Bonds, CNX Marine Terminals Inc. Port of Baltimore Facility, Refunding
Series 2010, 5.750%, 9/01/25
3/24 at 100.00 5,834,554
2,000 (e) Maryland Economic Development Corporation, Revenue Bonds,
Chesapeake Bay Hyatt Conference Center, Series 2006A, 5.000%,
12/01/31
3/24 at 100.00 1,200,000
Maryland Economic Development Corporation, Senior Student Housing
Revenue Bonds, Towson University Project, Refunding Series 2017
:
1,100 5.000%, 7/01/36 7/27 at 100.00 1,107,838
470 5.000%, 7/01/37 3/24 at 100.00 470,039
Maryland Economic Development Corporation, Special Obligation Bonds,
Metro Centre Owings Mills Project, Series 2017
:
585 4.375%, 7/01/36 1/27 at 100.00 579,089
355 4.500%, 7/01/44 1/27 at 100.00 339,648
Maryland Economic Development Corporation, Student Housing Revenue
Bonds, Salisbury University Project, Refunding Series 2013
:
500 5.000%, 6/01/27 3/24 at 100.00 500,149
500 5.000%, 6/01/34 3/24 at 100.00 499,962
1,510 Maryland Economic Development Corporation, Student Housing Revenue
Bonds, Sheppard Pratt University Village, Series 2012, 5.000%, 7/01/33
3/24 at 100.00 1,510,092
495 Maryland Economic Development Corporation, Student Housing Revenue
Bonds, University of Maryland - Baltimore Project, Refunding Senior Lien
Series 2015, 5.000%, 7/01/39
7/25 at 100.00 496,787
1,110 Maryland Economic Development Corporation, Student Housing Revenue
Bonds, University of Maryland, Baltimore County Project, Refunding Series
2016, 3.600%, 7/01/35 - AGM Insured
3/24 at 100.00 1,096,813
Maryland Economic Development Corporation, Student Housing Revenue
Bonds, University of Maryland, College Park Project, Refunding Series
2016
:
875 5.000%, 6/01/30 - AGM Insured 6/26 at 100.00 910,815
240 5.000%, 6/01/31 - AGM Insured 6/26 at 100.00 249,773
2,405 5.000%, 6/01/35 - AGM Insured 6/26 at 100.00 2,500,729
780 5.000%, 6/01/43 - AGM Insured 6/26 at 100.00 795,694
Maryland Health and Higher Educational Facilities Authority, Maryland,
Revenue Bonds, Meritus Medical Center, Series 2015
:
990 4.000%, 7/01/32 7/25 at 100.00 994,116
2,470 4.250%, 7/01/35 7/25 at 100.00 2,479,168

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Maryland (continued)
$ 1,740 5.000%, 7/01/45 7/25 at 100.00 $ 1,752,628
Maryland Health and Higher Educational Facilities Authority, Parking
Facilities Revenue Bonds, Johns Hopkins Hospital, Series 2001
:
1,300 5.000%, 7/01/27 - AMBAC Insured 3/24 at 100.00 1,310,099
1,000 5.000%, 7/01/34 - AMBAC Insured 3/24 at 100.00 1,007,838
210 Maryland Health and Higher Educational Facilities Authority, Parking
Facilities Revenue Bonds, Johns Hopkins Medical Institutions, Series 1996,
5.500%, 7/01/26 - AMBAC Insured
3/24 at 100.00 211,631
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds Doctors Community Hospital, Series 2017B
:
250 5.000%, 7/01/34 7/27 at 100.00 259,097
4,820 5.000%, 7/01/38 7/27 at 100.00 4,921,321
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds,  Mercy Medical Center, Series 2016A
:
90 5.000%, 7/01/36 7/26 at 100.00 92,513
1,450 5.000%, 7/01/38 7/26 at 100.00 1,479,659
600 4.000%, 7/01/42 7/26 at 100.00 566,346
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Adventist Healthcare, Series 2016A
:
1,400 5.500%, 1/01/36 1/27 at 100.00 1,456,415
4,020 5.500%, 1/01/46 1/27 at 100.00 4,093,599
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Charlestown Community Issue, Series 2016A
:
2,125 5.000%, 1/01/36 7/26 at 100.00 2,196,647
4,090 5.000%, 1/01/45 7/26 at 100.00 4,162,963
Maryland Health and HIgher Educational Facilities Authority, Revenue
Bonds, Frederick Health System Issue; Series 2020
:
1,000 3.250%, 7/01/39 7/30 at 100.00 846,064
280 4.000%, 7/01/45 7/30 at 100.00 269,704
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Goucher College, Series 2017A
:
1,100 5.000%, 7/01/37 7/27 at 100.00 1,124,961
1,200 5.000%, 7/01/44 7/27 at 100.00 1,207,602
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Green Street Academy, Series 2017A
:
265 5.125%, 7/01/37, 144A 7/27 at 100.00 261,575
500 5.250%, 7/01/47, 144A 7/27 at 100.00 476,048
1,745 (c) Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Helix Health, Series 1997, 5.000%, 7/01/27 - AMBAC Insured,
(ETM)
8/21 at 100.00 1,811,985
2,500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Johns Hopkins Health System Issue, Series 2015A, 4.000%,
5/15/40
5/25 at 100.00 2,502,722
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Johns Hopkins University, Series 2013B
:
500 5.000%, 7/01/38 2/24 at 100.00 500,253
4,375 4.250%, 7/01/41 2/24 at 100.00 4,375,816
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, LifeBridge Health Issue, Series 2017
:
1,000 5.000%, 7/01/33 7/27 at 100.00 1,058,794
1,000 5.000%, 7/01/44 7/27 at 100.00 1,028,379

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Maryland (continued)
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, LifeBridge Health System, Series 2015
:
$ 1,500 (c) 4.000%, 7/01/35, (Pre-refunded 7/01/25) 7/25 at 100.00 $ 1,524,003
1,125 (c) 5.000%, 7/01/40, (Pre-refunded 7/01/25) 7/25 at 100.00 1,158,481
2,975 4.125%, 7/01/47 7/25 at 100.00 2,941,012
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Loyola University Maryland, Series 2014
:
1,000 4.000%, 10/01/45 10/24 at 100.00 986,719
1,250 5.000%, 10/01/45 10/24 at 100.00 1,250,378
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Maryland Institute College of Art, Series 2012
:
1,500 5.000%, 6/01/34 2/24 at 100.00 1,500,826
3,000 5.000%, 6/01/47 2/24 at 100.00 2,996,768
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Maryland Institute College of Art, Series 2016
:
175 5.000%, 6/01/36 6/26 at 100.00 178,351
2,500 4.000%, 6/01/42 6/26 at 100.00 2,232,765
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Maryland Institute College of Art, Series 2017
:
525 5.000%, 6/01/35 6/26 at 100.00 536,289
1,000 5.000%, 6/01/42 6/26 at 100.00 1,004,531
2,500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, MedStar Health Issue, Series 2015, 5.000%, 8/15/38
2/25 at 100.00 2,532,696
Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Peninsula Regional Medical Center Issue, Refunding Series 2015
:
2,790 (c) 5.000%, 7/01/39, (Pre-refunded 7/01/24) 7/24 at 100.00 2,805,492
5,500 (c) 5.000%, 7/01/45, (Pre-refunded 7/01/24) 7/24 at 100.00 5,530,540
865 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Stevenson University, Series 2021A, 4.000%, 6/01/41
6/31 at 100.00 800,179
4,260 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Trinity Health Credit Group, Series 2017MD, 5.000%, 12/01/46
6/27 at 100.00 4,384,796
1,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, University of Maryland Medical System Issue, Series 2015, 5.000%,
7/01/35
7/25 at 100.00 1,026,324
5,500 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, University of Maryland Medical System Issue, Series 2017B,
5.000%, 7/01/39
7/27 at 100.00 5,713,691
2,000 Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, University of Maryland Medical System Issue, Taxable Series
2017D, 4.000%, 7/01/48
1/28 at 100.00 1,922,693
12,250 (c) Maryland Health and Higher Educational Facilities Authority, Revenue
Bonds, Western Maryland Health, Series 2014, 5.250%, 7/01/34, (Pre-
refunded 7/01/24)
7/24 at 100.00 12,345,641
Maryland Stadium Authority, Revenue Bonds, Baltimore City Public
Schools Construction & Revitalization Program, Series 2016
:
4,395 5.000%, 5/01/33 5/26 at 100.00 4,595,814
3,650 (c) 5.000%, 5/01/35, (Pre-refunded 5/01/26) 5/26 at 100.00 3,832,213
5,100 (c),(d) 5.000%, 5/01/46, (Pre-refunded 5/01/26), (UB) 5/26 at 100.00 5,354,598
Maryland Stadium Authority, Revenue Bonds, Baltimore City Public
Schools Construction & Revitalization Program, Series 2018A
:
2,000 5.000%, 5/01/35 5/28 at 100.00 2,162,048
2,000 5.000%, 5/01/36 5/28 at 100.00 2,154,422

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Maryland (continued)
$ 6,250 5.000%, 5/01/42 5/28 at 100.00 $ 6,604,252
7,000 Maryland Transportation Authority, Revenue Bonds, Transportation
Facilities Projects, Series 2020, 4.000%, 7/01/50
7/30 at 100.00 6,996,319
1,250 Maryland Transportation Authority, Revenue Bonds, Transportation
Facilities Projects, Series 2021A, 5.000%, 7/01/46
7/31 at 100.00 1,372,558
1,500 Montgomery County Housing Opportunities Commission, Maryland,
Multifamily Housing Development Bonds, Series 2014A, 3.875%, 7/01/39
7/24 at 100.00 1,501,187
6,000 Montgomery County, Maryland, Revenue Bonds, Trinity Health Credit
Group, Series 2015, 4.000%, 12/01/44
6/25 at 100.00 5,944,924
320 Prince George's County Revenue Authority, Maryland, Special Obligation
Bonds, Suitland-Naylor Road Project, Series 2016, 5.000%, 7/01/46, 144A
1/26 at 100.00 320,054
4,500 (d) Prince George's County, Maryland, Certificates of Participation, University
of Maryland Capital Region Medical Center, Series 2018, 5.000%,
10/01/43, (UB)
10/28 at 100.00 4,751,933
3,000 Prince George's County, Maryland, General Obligation Consolidated
Public Improvement Bonds, Series 2014A, 4.000%, 9/01/31
9/24 at 100.00 3,008,926
1,050 Prince George's County, Maryland, Revenue Bonds, Collington Episcopal
Life Care Community Inc., Series 2017, 5.250%, 4/01/37
4/27 at 100.00 1,018,862
Prince George's County, Maryland, Special Obligation Bonds, Westphalia
Town Center Project, Series 2018
:
1,300 5.125%, 7/01/39, 144A 7/28 at 100.00 1,301,452
2,200 5.250%, 7/01/48, 144A 7/28 at 100.00 2,180,192
1,996 Prince George's County, Maryland, Special Tax District Bonds, Victoria
Falls Project, Series 2005, 5.250%, 7/01/35
3/24 at 100.00 2,006,482
1,340 Rockville Mayor and Council, Maryland, Economic Development Revenue
Bonds, Ingleside King Farm Project, Refunding Series 2017, 5.000%,
11/01/35
11/24 at 103.00 1,251,642
795 Rockville Mayor and Council, Maryland, Economic Development Revenue
Bonds, Ingleside King Farm Project, Refunding Series 2017A-2, 5.000%,
11/01/31
11/24 at 103.00 762,387
Rockville Mayor and Council, Maryland, Economic Development Revenue
Bonds, Ingleside King Farm Project, Series 2017A-1
:
1,070 5.000%, 11/01/28 11/24 at 103.00 1,047,385
1,000 5.000%, 11/01/37 11/24 at 103.00 920,378
Rockville Mayor and Council, Maryland, Economic Development Revenue
Bonds, Series 2017B
:
500 5.000%, 11/01/42 11/24 at 103.00 443,102
1,000 5.000%, 11/01/47 11/24 at 103.00 861,756
Washington County County Commissioners, Maryland, Revenue Bonds,
Diakon Lutheran Social Ministries Project, Series 2019B
:
1,000 (c) 5.000%, 1/01/29, (ETM) No Opt. Call 1,106,679
500 (c) 5.000%, 1/01/32, (Pre-refunded 1/01/29) 1/29 at 100.00 553,339
Total Maryland 277,237,791
Massachusetts - 0.2% (0.2% of Total Investments)
540 (e) Massachusetts Development Finance Agency, Health Care Facility
Revenue Bonds, Adventcare Project, Series 2007A, 6.750%, 10/15/37,
144A
3/24 at 100.00 5,400
677 (e) Massachusetts Development Finance Agency, Health Care Facility
Revenue Bonds, Adventcare Project, Series 2010, 0.000%, 10/15/37
3/24 at 100.00 6,770
825 Massachusetts Development Finance Agency, Revenue Bonds, Boston
Medical Center Issue, Green Bonds, Series 2015D, 5.000%, 7/01/44
7/25 at 100.00 826,131

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Massachusetts (continued)
$ 3,200 Massachusetts Development Finance Agency, Revenue Bonds, Emerson
College, Series 2015, 4.500%, 1/01/45
1/25 at 100.00 $ 3,097,292
1,500 Massachusetts Development Finance Agency, Revenue Bonds, UMass
Memorial Health Care, Series 2016I, 4.000%, 7/01/41
7/26 at 100.00 1,408,444
Massachusetts Development Finance Agency, Revenue Bonds, Western
New England University, Series 2015
:
1,145 5.000%, 9/01/40 9/25 at 100.00 1,147,435
1,280 5.000%, 9/01/45 9/25 at 100.00 1,257,829
Total Massachusetts 7,749,301
Michigan - 3.9% (2.4% of Total Investments)
625 Bloomfield Hills Schools, Oakland County, Michigan, General Obligation
Bonds, School Building & Site Series 2023, 5.000%, 5/01/48
5/33 at 100.00 679,819
6,525 Caledonia Community Schools, Kent, Allegan and Barry Counties,
Michigan, General Obligation Bonds, School Building & Site Series 2020I,
4.000%, 5/01/50
5/30 at 100.00 6,390,946
Eastern Michigan University, General Revenue Bonds, Series 2018A
:
960 4.000%, 3/01/44 - AGM Insured 3/28 at 100.00 953,504
40 (c) 4.000%, 3/01/44, (Pre-refunded 3/01/28) - AGM Insured 3/28 at 100.00 42,126
4,180 Hudsonville Public Schools, Ottawa and Allegan Counties, Michigan,
General Obligation Bonds, School Building & Site Refunding Series 2023,
5.000%, 5/01/53
5/33 at 100.00 4,447,790
7,615 Hudsonville Public Schools, Ottawa and Allegan Counties, Michigan,
General Obligation Bonds, School Building & Site Series 2020-I, 4.000%,
5/01/49
5/30 at 100.00 7,454,986
2,000 Lansing Board of Water and Light, Michigan, Utility System Revenue
Bonds, Series 2019A, 5.000%, 7/01/48
7/29 at 100.00 2,123,828
Michigan Finance Authority, Distributable State Aid Revenue Bonds,
Charter County of Wayne, Second Lien Refunding Series 2020
:
10,125 4.000%, 11/01/55 11/30 at 100.00 9,474,049
10,000 4.000%, 11/01/55 11/30 at 100.00 9,204,101
5,000 Michigan Finance Authority, Hospital Revenue Bonds, McLaren Health
Care, Series 2019A, 4.000%, 2/15/47
8/29 at 100.00 4,818,181
2,690 Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Water & Sewerage Department Water Supply System
Local Project, Insured Senior Lien Series 2014C-3, 5.000%, 7/01/32 - AGM
Insured
7/24 at 100.00 2,708,153
405 Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Water & Sewerage Department Water Supply System Local
Project, Refunding Senior Loan Series 2014D-1, 5.000%, 7/01/37 - AGM
Insured
7/24 at 100.00 407,182
1,000 Michigan Finance Authority, Local Government Loan Program Revenue
Bonds, Detroit Water & Sewerage Department Water Supply System Local
Project, Series 2014D-6, 5.000%, 7/01/36 - NPFG Insured
7/24 at 100.00 1,005,059
3,000 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Fixed Rate Series 2022A-MI, 4.000%, 12/01/47
12/31 at 100.00 2,919,715
4,500 Michigan Finance Authority, Michigan, Revenue Bonds, Trinity Health
Credit Group, Refunding Series 2019A-MI, 4.000%, 12/01/49
12/29 at 100.00 4,347,185
4,435 Michigan Finance Authority, Tobacco Settlement Asset- Backed Bonds,
2006 Sold Tobacco Receipts Senior Current Interest Series 2020A-2,
5.000%, 6/01/40
12/30 at 100.00 4,673,966

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Michigan (continued)
$ 5,000 Michigan Hospital Finance Authority, Revenue Bonds, Ascension Health
Senior Credit Group, Refunding & Project Series 2010F-6, 4.000%,
11/15/47
11/26 at 100.00 $ 4,802,919
10,000 Michigan State Building Authority, Revenue Bonds, Facilities Program,
Refunding Series 2015-I, 5.000%, 4/15/34
10/25 at 100.00 10,326,271
1,000 Michigan State University, General Revenue Bonds, Refunding Series
2019C, 4.000%, 2/15/44
8/29 at 100.00 994,879
8,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program
Series 2020B, 4.000%, 11/15/45
11/30 at 100.00 8,081,080
6,000 Michigan State, Trunk Line Fund Bonds, Rebuilding Michigan Program,
Series 2023, 5.500%, 11/15/49
11/33 at 100.00 6,951,730
7,500 Monroe Public Schools, Monroe County, Michigan, General Obligation
Bonds, School Building & Site Series 2020I, 5.000%, 5/01/50, (UB)
5/30 at 100.00 7,911,106
5,000 Troy School District, Oakland County, Michigan, General Obligation
Bonds, School Building & Site Series 2023, 5.000%, 5/01/47
5/33 at 100.00 5,510,037
11,225 Walled Lake Consolidated School District, Oakland County, Michigan,
General Obligation Bonds, School Building & Site Series 2020, 5.000%,
5/01/50
5/30 at 100.00 11,942,388
1,200 Wayne County Airport Authority, Michigan, Revenue Bonds, Detroit
Metropolitan Wayne County Airport, Series 2015D, 5.000%, 12/01/45
12/25 at 100.00 1,213,440
1,120 Wayne State University, Michigan, General Revenue Bonds, Series 2018A,
5.000%, 11/15/36
11/25 at 100.00 1,148,071
Total Michigan 120,532,511
Minnesota - 3.0% (1.9% of Total Investments)
310 Baytown Township, Minnesota Charter School Lease Revenue Bonds,
Saint Croix Preparatory Academy, Refunding Series 2016A, 4.000%,
8/01/36
8/26 at 100.00 281,177
3,000 Brainerd Independent School District 181, Crow Wing County, Minnesota,
General Obligation Bonds, School Building Series 2018A, 4.000%,
2/01/42
2/27 at 100.00 3,010,989
750 City of Ham Lake, Minnesota, Charter School Lease Revenue Bonds,
DaVinci Academy Project,Series 2016A, 5.000%, 7/01/47
7/24 at 102.00 645,334
500 Deephaven, Minnesota, Charter School Lease Revenue Bonds, Eagle
Ridge Academy Project, Series 2016A, 4.000%, 7/01/37
7/25 at 100.00 458,431
Duluth Economic Development Authority, Minnesota, Health Care
Facilities Revenue Bonds, Essentia Health Obligated Group, Series 2018A
:
6,905 5.000%, 2/15/48 2/28 at 100.00 7,024,970
11,925 5.000%, 2/15/53 2/28 at 100.00 12,086,214
1,925 5.250%, 2/15/53 2/28 at 100.00 1,981,401
1,125 GFW Independent School District No. 2365, Sibley, Renville, McLeod and
Nicollet Counties, Minnesota, General Obligation School Building Bonds,
Series 2023A, 4.125%, 2/01/52
2/31 at 100.00 1,132,488
725 Hawley Independent School District 150, Clay County, Minnesota, General
Obligation Bonds, School Building Series 2023A, 4.000%, 2/01/43
2/30 at 100.00 734,510
500 Independence, Minnesota, Charter School Lease Revenue Bonds, Paladin
Career & Technical High School Project, Series 2021A, 4.000%, 6/01/41
6/29 at 102.00 389,043
2,010 Independent School District 621, Mounds View, Minnesota, General
Obligation Bonds, School Building Series 2018A, 4.000%, 2/01/42
2/27 at 100.00 2,026,994
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Refunding Subordinate Lien Series 2019B
:
1,000 5.000%, 1/01/31, (AMT) 7/29 at 100.00 1,080,648

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Minnesota (continued)
$ 1,300 5.000%, 1/01/38, (AMT) 7/29 at 100.00 $ 1,373,356
3,420 5.000%, 1/01/44, (AMT) 7/29 at 100.00 3,553,614
4,000 5.000%, 1/01/49, (AMT) 7/29 at 100.00 4,119,209
2,295 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Senior Lien Series 2016C, 5.000%, 1/01/41
1/27 at 100.00 2,383,489
Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Lien Series 2016D
:
470 5.000%, 1/01/32, (AMT) 1/27 at 100.00 488,077
450 5.000%, 1/01/35, (AMT) 1/27 at 100.00 466,622
580 5.000%, 1/01/37, (AMT) 1/27 at 100.00 598,379
750 5.000%, 1/01/41, (AMT) 1/27 at 100.00 766,200
2,745 Minneapolis-St. Paul Metropolitan Airports Commission, Minnesota,
Airport Revenue Bonds, Subordinate Lien Series 2022B, 5.250%, 1/01/47,
(AMT)
1/32 at 100.00 2,930,141
Minnesota Higher Education Facilities Authority, Revenue Bonds, Carleton
College, Refunding Series 2017
:
1,300 3.750%, 3/01/38 3/27 at 100.00 1,284,302
1,460 4.000%, 3/01/41 3/27 at 100.00 1,466,661
2,150 Minnesota Higher Education Facilities Authority, Revenue Bonds,
Macalester College, Refunding Series 2017, 4.000%, 3/01/48
3/27 at 100.00 2,099,530
270 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021A, 3.000%, 8/01/36
8/31 at 100.00 248,229
190 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2021B, 3.000%, 8/01/36
8/31 at 100.00 174,679
2,910 Minnesota Housing Finance Agency, Housing Infrastructure State
Appropriation Bonds, Series 2022A, 5.000%, 8/01/41
8/32 at 100.00 3,237,167
910 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic,
Series 2018A, 4.000%, 11/15/48
5/28 at 100.00 897,524
5,000 Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic,
Series 2022, 5.000%, 11/15/57
11/32 at 100.00 5,437,993
2,380 Round Lake-Brewster Independent School District 2907, Minnesota,
General Obligation Bonds, School Building Series 2023A, 4.000%,
2/01/44
2/32 at 100.00 2,387,223
2,000 Saint Cloud, Minnesota, Health Care Revenue Bonds, CentraCare Health
System, Series 2019, 5.000%, 5/01/48
5/29 at 100.00 2,096,549
1,520 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community of Peace Academy Project,
Refunding Series 2015A, 5.000%, 12/01/50
12/24 at 100.00 1,456,447
1,395 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Community of Peace Academy Project,
Series 2019, 5.000%, 12/01/39
12/29 at 100.00 1,405,518
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hmong College Prep Academy Project,
Refunding Series 2020A
:
2,625 5.000%, 9/01/40 9/30 at 100.00 2,524,712
1,250 5.000%, 9/01/43 9/30 at 100.00 1,187,073
780 5.000%, 9/01/55 9/30 at 100.00 703,561
Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Hmong College Prep Academy Project,
Series 2016A
:
2,205 5.500%, 9/01/36 9/26 at 100.00 2,234,476
2,500 5.750%, 9/01/46 9/26 at 100.00 2,514,715
2,500 6.000%, 9/01/51 9/26 at 100.00 2,522,387

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Minnesota (continued)
$ 500 Saint Paul Housing & Redevelopment Authority, Minnesota, Charter
School Lease Revenue Bonds, Twin Cities German Immersion School,
Series 2013A, 5.000%, 7/01/44
3/24 at 100.00 $ 472,466
Saint Paul Housing and Redevelopment Authority Minnesota, Senior
Housing and Health Care Revenue Bonds, Episcopal Homes Project,
Series 2013
:
1,855 5.000%, 5/01/33 3/24 at 100.00 1,751,037
1,000 5.125%, 5/01/48 3/24 at 100.00 828,983
2,245 Saint Paul Housing and Redevelopment Authority, Minnesota, Health Care
Revenue Bonds, Fairview Health Services, Series 2017A, 5.000%, 11/15/47
11/27 at 100.00 2,287,644
1,000 Saint Paul Housing and Redevelopment Authority, Minnesota, Lease
Revenue Bonds, Hope Community Academy Project, Series 2015A,
5.000%, 12/01/43
12/24 at 100.00 807,347
750 (c) St. Paul Housing and Redevelopment Authority, Minnesota, Hospital
Revenue Bonds, HealthEast Inc., Series 2015A, 5.000%, 11/15/29, (Pre-
refunded 11/15/25)
11/25 at 100.00 772,229
2,000 Wayzata, Minnesota Senior Housing Revenue Bonds, Folkestone Senior
Living Community, Refunding Series 2019, 5.000%, 8/01/54
8/24 at 102.00 1,960,128
3,855 West Saint Paul-Mendota Heights-Eagan Independent School District 197,
Dakota County, Minnesota, General Obligation Bonds, School Buidling
Series 2018A, 4.000%, 2/01/41
2/27 at 100.00 3,895,874
Total Minnesota 94,185,740
Mississippi - 0.8% (0.5% of Total Investments)
Mississippi Hospital Equipment and Facilities Authority, Revenue Bonds,
Baptist Memorial Healthcare, Series 2016A
:
1,500 5.000%, 9/01/36 9/26 at 100.00 1,536,460
6,000 5.000%, 9/01/41 9/26 at 100.00 6,097,927
15,500 5.000%, 9/01/46 9/26 at 100.00 15,645,914
Total Mississippi 23,280,301
Missouri - 5.6% (3.4% of Total Investments)
1,000 Boone County, Missouri, Hospital Revenue Bonds, Boone Hospital Center,
Refunding Series 2016, 5.000%, 8/01/28
8/26 at 100.00 926,751
2,010 Bridgeton Industrial Development Authority, Missouri, Senior Housing
Revenue Bonds, The Sarah Community Project, Refunding Series 2016,
3.625%, 5/01/30
5/25 at 100.00 2,014,015
500 Curators of the University of Missouri, System Facilities Revenue Bonds,
Series 2014A, 4.000%, 11/01/33
11/24 at 100.00 500,419
1,945 Jefferson County School District R-1 Northwest, Missouri, General
Obligation Bonds, Direct Deposit Program Series 2023, 4.000%, 3/01/42
3/31 at 100.00 1,964,619
5,640 Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2019A, 5.000%, 3/01/44, (AMT)
3/29 at 100.00 5,803,937
Kansas City Industrial Development Authority, Missouri, Airport
Special Obligation Bonds, Kansas City International Airport Terminal
Modernization Project, Series 2019B
:
2,965 5.000%, 3/01/39, (AMT) 3/29 at 100.00 3,087,735
13,250 5.000%, 3/01/46, (AMT) 3/29 at 100.00 13,609,585
11,950 5.000%, 3/01/54, (AMT) 3/29 at 100.00 12,149,632
400 Kansas City Industrial Development Authority, Missouri, Sales Tax Revenue
Bonds, Ward Parkway Center Community Improvement District, Senior
Refunding & Improvement Series 2016, 5.000%, 4/01/46, 144A
4/26 at 100.00 364,245

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Missouri (continued)
Kansas City Municipal Assistance Corporation, Missouri, Leasehold
Revenue Bonds, Improvement Series 2004B-1
:
$ 7,000 0.000%, 4/15/27 - AMBAC Insured No Opt. Call $ 6,330,645
5,000 0.000%, 4/15/28 - AMBAC Insured No Opt. Call 4,379,016
5,000 0.000%, 4/15/29 - AMBAC Insured No Opt. Call 4,238,232
4,470 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Improvement Series 2018A, 4.000%, 1/01/42
1/28 at 100.00 4,498,513
6,185 Kansas City, Missouri, Sanitary Sewer System Revenue Bonds,
Improvement Series 2023A, 4.000%, 1/01/48
1/33 at 100.00 6,184,659
1,000 Missouri Environmental Improvement and Energy Resources Authority,
Revenue Bonds, Union Electric Company Project, Series 1998C, 2.750%,
9/01/33
6/27 at 102.00 905,188
1,000 Missouri Health and Education Facilities Authority, Health Facilities
Revenue Bonds, Saint Luke's Health System, Inc., Series 2016, 5.000%,
11/15/34
5/26 at 100.00 1,037,269
11,010 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, BJC Health System, Series 2021A, 4.000%, 7/01/46
7/31 at 100.00 10,931,913
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, CoxHealth, Series 2013A
:
1,045 5.000%, 11/15/44 3/24 at 100.00 1,045,640
11,090 5.000%, 11/15/48 3/24 at 100.00 11,094,472
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2017C
:
3,000 5.000%, 11/15/42 11/27 at 100.00 3,115,129
10,000 4.000%, 11/15/47 11/27 at 100.00 9,663,920
6,265 5.000%, 11/15/47 11/27 at 100.00 6,432,844
10,000 Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mercy Health, Series 2020, 4.000%, 6/01/53
6/30 at 100.00 9,608,837
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, Mosaic Health System, Series 2019A
:
1,800 4.000%, 2/15/44 2/29 at 100.00 1,803,445
7,815 4.000%, 2/15/49 2/29 at 100.00 7,614,111
Missouri Health and Educational Facilities Authority, Health Facilities
Revenue Bonds, SSM Health Care, Series 2018A
:
2,000 4.000%, 6/01/48 6/28 at 100.00 1,926,550
3,500 5.000%, 6/01/48 6/28 at 100.00 3,609,171
Missouri Health and Educational Facilities Authority, Revenue Bonds,
Children's Mercy Hospital, Series 2017A
:
1,250 4.000%, 5/15/42 5/25 at 102.00 1,236,989
16,690 4.000%, 5/15/48 5/25 at 102.00 16,229,197
7,925 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2016A, 5.000%, 2/01/46
2/26 at 100.00 7,568,832
4,370 Missouri Health and Educational Facilities Authority, Revenue Bonds,
Lutheran Senior Services Projects, Series 2016B, 5.000%, 2/01/46
2/26 at 100.00 4,173,602
Missouri Health and Educational Facilities Authority, Revenue Bonds, Saint
Louis University, Series 2017A
:
725 4.000%, 10/01/36 4/27 at 100.00 742,773
3,510 5.000%, 10/01/47 4/27 at 100.00 3,631,026
Missouri Joint Municipal Electric Utility Commission, Power Supply System
Revenue Bonds, MoPEP Facilities, Series 2018
:
1,330 5.000%, 12/01/37 6/27 at 100.00 1,391,618

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Missouri (continued)
$ 1,140 5.000%, 12/01/38 6/27 at 100.00 $ 1,188,770
375 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village of Sunset Hills, Series 2013A, 5.875%, 9/01/43
3/24 at 100.00 375,174
1,000 Saint Louis County Industrial Development Authority, Missouri, Revenue
Bonds, Friendship Village Saint Louis Obligated Group, Series 2018A,
5.125%, 9/01/48
9/25 at 103.00 923,174
Total Missouri 172,301,647
Montana - 0.4% (0.3% of Total Investments)
2,090 Montana Facility Finance Authority, Healthcare Facility Revenue Bonds,
Kalispell Regional Medical Center, Series 2018B, 5.000%, 7/01/43
7/28 at 100.00 2,135,442
3,315 Montana Facility Finance Authority, Montana, Health Facilities Reveue
Bonds, Bozeman Deaconess Health Services Obligated Group, Series
2018, 5.000%, 6/01/48
6/28 at 100.00 3,434,337
6,830 Montana State Board of Regents of Higher Education, General Revenue
Bonds, Series 2022, 5.250%, 11/15/52 - AGM Insured
11/32 at 100.00 7,513,750
Total Montana 13,083,529
Nebraska - 0.2% (0.1% of Total Investments)
Douglas County Hospital Authority 2, Nebraska, Health Facilities Revenue
Bonds, Children's Hospital Obligated Group, Refunding Series 2020A
:
1,625 4.000%, 11/15/40 11/30 at 100.00 1,626,131
1,000 4.000%, 11/15/50 11/30 at 100.00 947,837
Douglas County Hospital Authority 3, Nebraska, Health Facilities Revenue
Bonds, Nebraska Methodist Health System, Refunding Series 2015
:
1,635 4.125%, 11/01/36 11/25 at 100.00 1,648,410
1,000 5.000%, 11/01/45 11/25 at 100.00 1,016,376
Total Nebraska 5,238,754
Nevada - 0.9% (0.5% of Total Investments)
8,835 Las Vegas Convention and Visitors Authority, Nevada, Convention Center
Expansion Revenue Bonds, Series 2018B, 5.000%, 7/01/43
7/28 at 100.00 9,327,603
Las Vegas Valley Water District, Nevada, General Obligation Bonds,
Refunding Series 2015
:
9,000 5.000%, 6/01/32 12/24 at 100.00 9,142,276
5,000 5.000%, 6/01/39 12/24 at 100.00 5,058,875
Nevada System of Higher Education, Community College Revenue Bonds,
Series 2017
:
2,400 4.000%, 7/01/41 7/27 at 100.00 2,413,694
2,000 4.000%, 7/01/47 7/27 at 100.00 1,966,490
Total Nevada 27,908,938
New Hampshire - 0.4% (0.3% of Total Investments)
3,500 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Catholic Medical Center, Series 2012, 4.000%, 7/01/32
3/24 at 100.00 3,500,225
4,000 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Dartmouth-Hitchcock Obligated Group, Series 2018A, 5.000%,
8/01/35
2/28 at 100.00 4,212,789
5,000 New Hampshire Health and Education Facilities Authority, Revenue
Bonds, Dartmouth-Hitchcock Obligated Group, Series 2020A, 5.000%,
8/01/59 - AGM Insured
No Opt. Call 5,517,196
Total New Hampshire 13,230,210

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Jersey - 5.3% (3.3% of Total Investments)
$ 5,000 New Jersey Economic Development Authority, New Jersey, Transit
Transportation Project Revenue Bonds, Series 2020A, 5.000%, 11/01/40
11/29 at 100.00 $ 5,364,012
New Jersey Economic Development Authority, Private Activity Bonds, The
Goethals Bridge Replacement Project, Series 2013
:
1,965 5.000%, 1/01/31 - AGM Insured, (AMT) 3/24 at 100.00 1,966,196
1,865 5.125%, 1/01/39 - AGM Insured, (AMT) 3/24 at 100.00 1,865,115
1,585 5.125%, 7/01/42 - AGM Insured, (AMT) 3/24 at 100.00 1,585,098
6,030 New Jersey Economic Development Authority, Revenue Bonds, New
Jersey Transit Corporation Projects Sublease, Refunding Series 2017B,
5.000%, 11/01/25
No Opt. Call 6,242,122
2,000 (c) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Refunding Series 2016BBB, 5.500%, 6/15/31, (Pre-
refunded 12/15/26)
12/26 at 100.00 2,158,739
6,770 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2005N-1, 5.500%, 9/01/27 - NPFG Insured
No Opt. Call 7,369,395
2,825 (c) New Jersey Economic Development Authority, School Facilities
Construction Bonds, Series 2014UU, 5.000%, 6/15/30, (Pre-refunded
6/15/24)
6/24 at 100.00 2,844,541
2,410 New Jersey Economic Development Authority, School Facilities
Construction Bonds, Social Series 2021QQQ, 4.000%, 6/15/50
12/30 at 100.00 2,310,081
5,275 New Jersey Health Care Facilities Financing Authority, Revenue Bonds,
RWJ Barnabas Health Obligated Group, Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 5,177,036
New Jersey Transportation Trust Fund Authority, Federal Highway
Reimbursement Revenue Notes, Series 2016A-1
:
2,020 5.000%, 6/15/28 6/26 at 100.00 2,108,812
3,340 5.000%, 6/15/29 6/26 at 100.00 3,487,418
8,155 New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2023AA, 4.250%, 6/15/44
6/33 at 100.00 8,290,171
4,890 (d) New Jersey Transportation Trust Fund Authority, Transportation Program
Bonds, Series 2023BB, 5.250%, 6/15/50, (UB)
12/33 at 100.00 5,395,467
1,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Capital Appreciation Series 2010A, 0.000%, 12/15/26
No Opt. Call 906,919
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Refunding Series 2006C
:
21,120 0.000%, 12/15/28 - AMBAC Insured No Opt. Call 18,007,417
10,000 0.000%, 12/15/32 - AGM Insured No Opt. Call 7,461,157
20,000 0.000%, 12/15/33 - AGM Insured No Opt. Call 14,419,156
25,000 0.000%, 12/15/35 - AMBAC Insured No Opt. Call 16,511,112
30,000 0.000%, 12/15/36 - AMBAC Insured No Opt. Call 18,778,488
2,000 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2009A, 0.000%, 12/15/32
No Opt. Call 1,481,855
New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2015AA
:
1,690 5.250%, 6/15/33 6/25 at 100.00 1,734,268
2,840 5.000%, 6/15/45 6/25 at 100.00 2,871,927
2,800 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2018A, 5.000%, 12/15/36
12/28 at 100.00 3,010,622
665 New Jersey Transportation Trust Fund Authority, Transportation System
Bonds, Series 2019A, 4.000%, 12/15/39
12/29 at 100.00 671,612
2,460 New Jersey Turnpike Authority, Revenue Bonds, Series 2017B, 4.000%,
1/01/34
1/28 at 100.00 2,552,916

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New Jersey (continued)
$ 5,250 (d) New Jersey Turnpike Authority, Turnpike Revenue Bonds, Series 2022B,
5.250%, 1/01/52, (UB)
1/33 at 100.00 $ 5,836,272
7,810 South Jersey Transportation Authority, New Jersey, Transportation System
Revenue Bonds, Series 2020A, 5.000%, 11/01/45
11/30 at 100.00 8,190,437
Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018A
:
3,215 5.000%, 6/01/36 6/28 at 100.00 3,420,963
1,405 5.000%, 6/01/46 6/28 at 100.00 1,432,276
1,285 Tobacco Settlement Financing Corporation, New Jersey, Tobacco
Settlement Asset-Backed Bonds, Series 2018B, 5.000%, 6/01/46
6/28 at 100.00 1,307,473
Total New Jersey 164,759,073
New Mexico - 0.5% (0.3% of Total Investments)
3,370 New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds,
Presbyterian Healthcare Services, Series 2017A, 5.000%, 8/01/46
11/27 at 100.00 3,482,148
New Mexico Hospital Equipment Loan Council, Hospital Revenue Bonds,
Presbyterian Healthcare Services, Series 2019A
:
1,575 5.000%, 8/01/44 8/29 at 100.00 1,652,875
7,000 4.000%, 8/01/48 8/29 at 100.00 6,746,936
2,845 Santa Fe County, New Mexico, Correctional System Gross Receipts Tax
Revenue Bonds, Series 1997, 6.000%, 2/01/27 - AGM Insured
No Opt. Call 2,973,430
Total New Mexico 14,855,389
New York - 9.4% (5.8% of Total Investments)
6,600 Brooklyn Arena Local Development Corporation, New York, Payment
in Lieu of Taxes Revenue Bonds, Barclays Center Project, Series 2009,
0.000%, 7/15/44
No Opt. Call 2,481,699
490 Buffalo and Erie County Industrial Land Development Corporation, New
York, Revenue Bonds, Catholic Health System, Inc. Project, Series 2015,
5.250%, 7/01/35
7/25 at 100.00 429,635
Dormitory Authority of the State of New York, Revenue Bonds, North
Shore Long Island Jewish Obligated Group, Series 2015A
:
1,680 4.125%, 5/01/42 5/25 at 100.00 1,680,510
3,195 5.000%, 5/01/43 5/25 at 100.00 3,220,350
600 Dormitory Authority of the State of New York, Revenue Bonds, Orange
Regional Medical Center Obligated Group, Series 2017, 5.000%,
12/01/34, 144A
6/27 at 100.00 575,822
3,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose Series 2022A, 5.000%, 3/15/46
3/32 at 100.00 3,305,005
4,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019A. Bidding Group 1,2,3,4,
5.000%, 3/15/44
3/29 at 100.00 4,310,863
20,000 Dormitory Authority of the State of New York, State Personal Income Tax
Revenue Bonds, General Purpose, Series 2019D, 4.000%, 2/15/47
2/30 at 100.00 19,794,774
5,000 Liberty Development Corporation, New York, Goldman Sachs
Headquarter Revenue Bonds, Series 2005, 5.250%, 10/01/35
No Opt. Call 5,895,468
Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2014A
:
1,155 4.000%, 9/01/39 - AGM Insured 9/24 at 100.00 1,157,489
3,000 5.000%, 9/01/39 9/24 at 100.00 3,017,244
860 5.000%, 9/01/44 9/24 at 100.00 863,960
5,000 Long Island Power Authority, New York, Electric System General Revenue
Bonds, Series 2018, 5.000%, 9/01/37
9/28 at 100.00 5,440,883

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
$ 10,000 Metropolitan Transportation Authority, New York, Dedicated Tax Fund
Bonds, Refunding Series 2012A, 0.000%, 11/15/32
No Opt. Call $ 7,599,191
New York City Industrial Development Agency, New York, Civic Facility
Revenue Bonds, Bronx Parking Development Company, LLC Project,
Series 2007
:
500 (e) 2.300%, 10/01/37 3/24 at 100.00 350,000
1,000 (e) 2.350%, 10/01/46 3/24 at 100.00 700,000
5,000 New York City Municipal Water Finance Authority, New York, Water and
Sewer System Second General Resolution Revenue Bonds, Fiscal 2020
Series EE, 4.000%, 6/15/42
6/30 at 100.00 5,056,699
2,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series A-1, 5.000%, 5/01/40
5/26 at 100.00 2,068,242
3,760 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2017 Series E-1, 5.000%, 2/01/43
2/27 at 100.00 3,919,858
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2019 Series A-1, 5.000%, 8/01/40
8/28 at 100.00 5,352,604
20,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2019 Subseries C-1, 4.000%, 11/01/42
5/29 at 100.00 20,022,358
9,530 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2022 Subseries B-1, 4.000%, 8/01/45
8/31 at 100.00 9,495,388
5,000 New York City Transitional Finance Authority, New York, Future Tax
Secured Bonds, Subordinate Fiscal 2022 Subseries F-1, 5.000%, 2/01/47
2/32 at 100.00 5,483,641
2,060 New York City, New York, General Obligation Bonds, Fiscal 2017 Series
B-1, 5.000%, 12/01/41
12/26 at 100.00 2,135,388
11,000 New York City, New York, General Obligation Bonds, Fiscal 2020 Series
A-1, 4.000%, 8/01/42
8/29 at 100.00 11,048,982
2,000 New York City, New York, General Obligation Bonds, Fiscal 2021 Series
F-1, 5.000%, 3/01/43
3/31 at 100.00 2,195,383
3,000 New York City, New York, General Obligation Bonds, Fiscal 2022 Series
A-1, 5.000%, 8/01/47
8/31 at 100.00 3,262,036
5 New York City, New York, General Obligation Bonds, Fiscal Series 2005M,
5.000%, 4/01/24
3/24 at 100.00 5,007
2,000 New York Convention Center Development Corporation, New York,
Revenue Bonds, Hotel Unit Fee Secured, Refunding Series 2015, 5.000%,
11/15/45
11/25 at 100.00 2,027,192
125 New York Counties Tobacco Trust I, Tobacco Settlement Pass-Through
Bonds, Series 2000B, 6.500%, 6/01/35
3/24 at 100.00 125,105
1,010 New York Counties Tobacco Trust VI, New York, Tobacco Settlement Pass-
Through Bonds, Series Series 2016A-1, 5.625%, 6/01/35
No Opt. Call 1,038,662
25,170 New York Liberty Development Corporation, New York, Liberty Revenue
Bonds, 3 World Trade Center Project, Class 1 Series 2014, 5.000%,
11/15/44, 144A
11/24 at 100.00 25,198,860
New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2020C
:
13,370 5.000%, 3/15/47 9/30 at 100.00 14,506,360
4,120 5.000%, 3/15/50 9/30 at 100.00 4,408,508
2,000 New York State Urban Development Corporation, State Personal Income
Tax Revenue Bonds, General Purpose, Series 2022A, 5.000%, 3/15/46
9/32 at 100.00 2,215,632
19,000 New York State Urban Development Corporation, State Sales Tax Revenue
Bonds, Empire Series 2021A, 4.000%, 3/15/47
9/31 at 100.00 18,912,811

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
New York (continued)
New York Transportation Development Corporation, New York, Special
Facilities Bonds, LaGuardia Airport Terminal B Redevelopment Project,
Series 2016A
:
$ 2,000 4.000%, 7/01/35 - AGM Insured, (AMT) 7/24 at 100.00 $ 1,994,770
14,390 5.000%, 7/01/46, (AMT) 7/24 at 100.00 14,391,832
28,800 5.250%, 1/01/50, (AMT) 7/24 at 100.00 28,827,369
New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Refunding Series 2016
:
110 5.000%, 8/01/26, (AMT) 2/24 at 100.00 110,028
5,940 5.000%, 8/01/31, (AMT) 2/24 at 100.00 5,940,130
3,465 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, American Airlines, Inc. John F Kennedy
International Airport Project, Series 2020, 5.250%, 8/01/31, (AMT)
8/30 at 100.00 3,645,740
2,790 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, New Terminal 1 John F Kennedy International
Airport Project, Green Series 2023, 5.000%, 6/30/49 - AGM Insured, (AMT)
6/31 at 100.00 2,929,882
3,000 New York Transportation Development Corporation, New York, Special
Facility Revenue Bonds, Terminal 4 John F Kennedy International Airport
Project, Series 2022, 5.000%, 12/01/39, (AMT)
12/32 at 100.00 3,196,199
3,050 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2018, 5.000%, 1/01/33, (AMT)
1/28 at 100.00 3,144,867
1,100 New York Transportation Development Corporation, Special Facility
Revenue Bonds, Delta Air Lines, Inc. - LaGuardia Airport Terminals C&D
Redevelopment Project, Series 2023, 6.000%, 4/01/35, (AMT)
4/31 at 100.00 1,236,436
10,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Taxable Two Hundred Forty First Series 2023, 5.000%, 7/15/53
7/33 at 100.00 10,980,657
5,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Seventeen Series 2019, 5.000%, 11/01/44
11/29 at 100.00 5,388,411
2,000 Port Authority of New York and New Jersey, Consolidated Revenue Bonds,
Two Hundred Twenty-One Series 2020, 4.000%, 7/15/50, (AMT)
7/30 at 100.00 1,892,642
Syracuse Industrial Development Authority, New York, PILOT Revenue
Bonds, Carousel Center Project, Refunding Series 2016A
:
2,835 5.000%, 1/01/29, (AMT) 1/26 at 100.00 2,133,893
2,700 5.000%, 1/01/34, (AMT) 1/26 at 100.00 2,038,695
TSASC Inc., New York, Tobacco Asset-Backed Bonds, Series 2006
:
1,250 5.000%, 6/01/45 6/27 at 100.00 1,152,823
2,850 5.000%, 6/01/48 6/27 at 100.00 2,595,879
820 Westchester County Local Development Corporation, New York, Revenue
Bonds, Westchester Medical Center Obligated Group Project, Series
2023, 5.750%, 11/01/48 - AGM Insured
11/33 at 100.00 935,386
Total New York 291,837,248
North Carolina - 1.5% (0.9% of Total Investments)
2,500 Greater Asheville Regional Airport Authority,  North Carolina, Airport
System Revenue Bonds, Series 2022A, 5.500%, 7/01/47 - AGM Insured,
(AMT)
7/32 at 100.00 2,745,474
5,730 North Carolina Department of Transportation, Private Activity Revenue
Bonds, I-77 Hot Lanes Project, Series 2015, 5.000%, 6/30/54, (AMT)
6/25 at 100.00 5,730,021
11,145 North Carolina Medial Care Commission, Health Care Facilities Revenue
Bonds, Rex Healthcare, Series 2020A, 4.000%, 7/01/49
1/30 at 100.00 10,729,503

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
North Carolina (continued)
$ 1,570 North Carolina Medical Care Commission,  Retirement Facilities First
Mortgage Revenue Bonds, Southminster Project, Refunding Series 2016,
5.000%, 10/01/31
10/24 at 102.00 $ 1,554,144
1,655 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Deerfield Episcopal Retirement Community, Refunding First
Mortgage Series 2016, 5.000%, 11/01/37
11/26 at 100.00 1,698,165
9,245 North Carolina Medical Care Commission, Health Care Facilities Revenue
Bonds, Novant Health Obligated Group, Series 2019A, 4.000%, 11/01/49
11/29 at 100.00 9,035,592
500 North Carolina Municipal Power Agency 1, Catawba Electric Revenue
Bonds, Refunding Series 2015A, 5.000%, 1/01/32
1/26 at 100.00 516,691
11,480 North Carolina Turnpike Authority, Triangle Expressway System Revenue
Bonds, Senior Lien Series 2019, 5.000%, 1/01/49
1/30 at 100.00 11,959,180
1,100 Union County, North Carolina, Enterprise System Revenue Bonds, Series
2019A, 4.000%, 6/01/44
6/29 at 100.00 1,105,450
Total North Carolina 45,074,220
North Dakota - 0.2% (0.1% of Total Investments)
5,000 Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2017A, 4.000%, 12/01/47
12/27 at 100.00 4,417,743
520 Grand Forks, North Dakota, Health Care System Revenue Bonds, Altru
Health System Obligated Group, Series 2023A, 5.000%, 12/01/53 - AGM
Insured
12/33 at 100.00 549,861
700 Grand Forks, North Dakota, Senior Housing & Nursing Facilities Revenue
Bonds, Valley Homes and Services Obligated Group, Series 2017, 5.000%,
12/01/36
12/26 at 100.00 660,034
2,000 University of North Dakota, Certificates of Participation, Housing
Infrastructure Project, Series 2021A, 4.000%, 6/01/46 - AGM Insured
6/30 at 100.00 1,943,990
Total North Dakota 7,571,628
Ohio - 4.4% (2.7% of Total Investments)
6,250 Akron, Bath and Copley Joint Township Hospital District, Ohio,
Hospital Facilities Revenue Bonds, Summa Health System, Refunding &
Improvement Series 2016, 5.250%, 11/15/46
11/26 at 100.00 6,333,881
6,000 Allen County, Ohio, Hospital Facilities Revenue Bonds, Mercy Health,
Series 2017A, 4.000%, 8/01/36
2/28 at 100.00 6,107,015
1,340 Bowling Green State University, Ohio, General Receipts Bonds, Series
2017B, 5.000%, 6/01/45
6/27 at 100.00 1,384,785
24,740 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Capital
Appreciation Series 2020B-3 Class 2, 0.000%, 6/01/57
6/30 at 22.36 2,537,530
790 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020A-2 Class 1, 4.000%, 6/01/48
6/30 at 100.00 730,809
38,475 Buckeye Tobacco Settlement Financing Authority, Ohio, Tobacco
Settlement Asset-Backed Revenue Bonds, Refunding Senior Lien Series
2020B-2 Class 2, 5.000%, 6/01/55
6/30 at 100.00 36,380,733
Butler County, Ohio,  Hospital Facilities Revenue Bonds, UC Health,
Refunding Series 2017
:
3,960 4.000%, 11/15/34 11/27 at 100.00 3,866,105
3,000 4.000%, 11/15/35 11/27 at 100.00 2,904,066
2,000 Columbus-Franklin County Finance Authority, Ohio, Tax Increment
Financing Revenue Bonds, Bridge Park D Block Project, Series 2019A-1,
5.000%, 12/01/51
6/29 at 100.00 1,958,178

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Ohio (continued)
$ 4,795 Fairfield County, Ohio, Hospital Facilities Revenue Bonds, Fairfield Medical
Center Project, Series 2013, 5.000%, 6/15/43
3/24 at 100.00 $ 4,324,163
5,000 Hamilton County, Ohio, Hospital Facilities Revenue Bonds, TriHealth, Inc.
Obligated Group Project, Series 2017A, 5.000%, 8/15/42
8/27 at 100.00 5,175,022
3,780 Jefferson County Port Authority, Ohio, Economic Development Revenue
Bonds, JSW Steel USA Ohio, Inc. Project, Series 2023, 5.000%, 12/01/53,
(AMT), (Mandatory Put 12/01/28), 144A
9/28 at 100.00 3,795,191
8,360 (c) Lake County, Ohio, Hospital Facilities Revenue Bonds, Lake Hospital
System, Inc., Refunding Series 2015, 5.000%, 8/15/45, (Pre-refunded
8/15/25)
8/25 at 100.00 8,600,097
2,000 Muskingum County, Ohio, Hospital Facilities Revenue Bonds, Genesis
HealthCare System Obligated Group Project, Series 2013, 5.000%,
2/15/33
3/24 at 100.00 1,999,945
1,000 Ohio Air Quality Development Authority, Ohio, Exempt Facilities Revenue
Bonds, AMG Vanadium Project, Series 2019, 5.000%, 7/01/49, (AMT),
144A
7/29 at 100.00 910,321
3,000 Ohio Air Quality Development Authority, Ohio, Pollution Control Revenue
Bonds, FirstEnergy Generation Corporation Project, Refunding Series
2009D, 3.375%, 8/01/29, (Mandatory Put 9/15/21)
No Opt. Call 2,740,915
4,350 Ohio Higher Educational Facility Commission, Revenue Bonds, University
of Dayton, Series 2015A, 5.000%, 12/01/44
6/25 at 100.00 4,413,930
3,710 Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre
Commission Infrastructure Projects, Junior Lien, Capital Appreciation
Series 2013A-3, 5.800%, 2/15/36
2/31 at 100.00 4,407,846
Ohio State, Turnpike Revenue Bonds, Ohio Turnpike and Infrastructutre
Commission, Infrastructure Projects, Junior Lien Series 2018A
:
3,375 4.000%, 2/15/38 2/28 at 100.00 3,443,077
16,325 5.000%, 2/15/43 2/28 at 100.00 17,160,247
5,450 Ohio Water Development Authority, Pollution Control Revenue Refunding
Bonds, FirstEnergy Nuclear Generating Corporation Project, Series 2009A,
4.750%, 6/01/33, (Mandatory Put 6/01/22)
No Opt. Call 5,235,684
4,250 Pickerington Local School District, Fairfield and Franklin Counties, Ohio,
General Obligation Bonds, School Facilities Construction & Improvement,
Series 2023, 5.250%, 12/01/59
12/32 at 100.00 4,672,804
725 Warren County, Ohio, Healthcare Facilities Revenue Bonds, Otterbein
Homes Obligated Group, Refunding Series 2019A, 4.000%, 7/01/45
7/29 at 100.00 652,993
6,000 West Holmes Local School District, Ohio, Certificates of Participation,
Series 2023, 5.250%, 12/01/53 - BAM Insured
12/31 at 100.00 6,510,850
Total Ohio 136,246,187
Oklahoma - 0.5% (0.3% of Total Investments)
1,800 Oklahoma Development Finance Authority, Health System Revenue
Bonds, OU Medicine Project, Taxable Series 2022, 5.500%, 8/15/41
8/32 at 100.00 1,804,991
6,815 Oklahoma State Turnpike Authority, Turnpike System Revenue Bonds,
Second Senior Series 2017C, 5.000%, 1/01/47
1/27 at 100.00 7,035,825
4,985 (c) Tulsa Airports Improvement Trust, Oklahoma, General Airport Revenue
Bonds, Series 2015A, 5.000%, 6/01/45, (Pre-refunded 6/01/24) - BAM
Insured, (AMT)
6/24 at 100.00 5,005,880
1,000 Tulsa County Industrial Authority, Oklahoma, Senior Living Community
Revenue Bonds, Montereau, Inc Project, Refunding Series 2017, 5.250%,
11/15/37
11/25 at 102.00 1,006,734
Total Oklahoma 14,853,430

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Oregon - 2.4% (1.5% of Total Investments)
$ 2,435 Beaverton School District 48J, Washington and Multnomah Counties,
Oregon, General Obligation Bonds, Convertible Deferred Interest Series
2017D, 5.000%, 6/15/36
6/27 at 100.00 $ 2,584,213
725 Clackamas County Hospital Facility Authority, Oregon, Revenue Bonds,
Rose Villa Inc., Series 2020A, 5.250%, 11/15/50
11/25 at 102.00 668,280
4,875 Deschutes County Hospital Facility Authority, Oregon, Hospital Revenue
Bonds, Saint Charles Health System, Inc., Series 2016A, 5.000%, 1/01/48
1/26 at 100.00 4,944,987
3,180 Oregon Facilities Authority, Revenue Bonds, Legacy Health Project, Series
2016A, 5.000%, 6/01/46
6/26 at 100.00 3,218,536
2,410 Oregon Facilities Authority, Revenue Bonds, Legacy Health Project, Series
2022A, 5.000%, 6/01/52
6/32 at 100.00 2,554,212
1,500 Oregon Health and Science University, Revenue Bonds, Refunding Series
2016B, 5.000%, 7/01/39
7/26 at 100.00 1,546,916
4,250 Port of Portland, Oregon, International Airport Revenue Bonds, Green
Series 2023-29, 5.500%, 7/01/53, (AMT)
7/33 at 100.00 4,690,552
7,645 Port of Portland, Oregon, International Airport Revenue Bonds, Series
2017-24B, 5.000%, 7/01/47, (AMT)
1/27 at 100.00 7,752,720
15,440 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health
Projects, Refunding Series 2016A, 5.000%, 5/15/46
5/26 at 100.00 15,728,577
30,870 Salem Hospital Facility Authority, Oregon, Revenue Bonds, Salem Health
Projects, Series 2019A, 4.000%, 5/15/49
5/29 at 100.00 29,618,685
2,000 University of Oregon, General Revenue Bonds, Series 2018A, 5.000%,
4/01/48
4/28 at 100.00 2,081,534
Total Oregon 75,389,212
Pennsylvania - 6.4% (3.9% of Total Investments)
13,000 Allegheny County Airport Authority, Pennsylvania, Airport Revenue Bonds,
Pittsburgh International Airport, Series 2021A, 5.000%, 1/01/56, (AMT),
(UB)
1/31 at 100.00 13,392,639
Allegheny County Sanitary Authority, Pennsylvania, Sewer Revenue Bonds,
Series 2020B
:
1,000 4.000%, 6/01/45 12/30 at 100.00 1,000,663
1,765 4.000%, 6/01/50 12/30 at 100.00 1,714,361
3,800 Beaver County Industrial Development Authority, Pennsylvania, Pollution
Control Revenue Bonds, FirstEnergy Generation Project, Refunding Series
2006A, 4.750%, 1/01/35, (Mandatory Put 7/01/33)
No Opt. Call 3,706,378
345 Commonwealth Financing Authority, Pennsylvania, State Appropriation
Lease Bonds, Master Settlement, Series 2018, 5.000%, 6/01/34
6/28 at 100.00 370,955
Delaware River Joint Toll Bridge Commission, New Jersey and
Pennsylvania, Bridge System Revenue Bonds, Series 2017
:
3,500 5.000%, 7/01/37 7/27 at 100.00 3,706,098
8,385 5.000%, 7/01/42 7/27 at 100.00 8,799,847
16,515 Lancaster County Hospital Authority, Pennsylvania, Revenue Bonds, Penn
State Health, Series 2021, 5.000%, 11/01/51
11/29 at 100.00 17,165,281
Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds,
Allentown Concession, Capital Appreciation Series 2013B
:
5,400 0.000%, 12/01/33 No Opt. Call 3,736,216
11,000 0.000%, 12/01/38 No Opt. Call 5,840,301
2,500 Lehigh County Authority, Pennsylvania, Water and Sewer Revenue Bonds,
Allentown Concession, Series 2013A, 5.125%, 12/01/47
2/24 at 100.00 2,501,225

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Pennsylvania (continued)
Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2018A
:
$ 2,400 5.000%, 9/01/35 9/28 at 100.00 $ 2,547,977
5,410 5.000%, 9/01/48, (UB) 9/28 at 100.00 5,540,578
500 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2019,
4.000%, 9/01/44
9/29 at 100.00 484,728
7,395 Montgomery County Higher Education and Health Authority,
Pennsylvania, Revenue Bonds, Thomas Jefferson University, Series 2022B,
5.000%, 5/01/57, (UB)
5/32 at 100.00 7,757,912
3,430 (c) Montgomery County Industrial Development Authority, Pennsylvania,
Health System Revenue Bonds, Albert Einstein Healthcare Network Issue,
Series 2015A, 5.250%, 1/15/45, (Pre-refunded 1/15/25)
1/25 at 100.00 3,496,180
1,900 Montgomery County Industrial Development Authority, Pennsylvania,
Revenue Bonds, ACTS Retirement-Life Communities, Inc. Obligated
Group, Series 2020, 4.000%, 11/15/43
11/27 at 103.00 1,759,839
5,155 Neshaminy School District, Bucks County, Pennsylvania, General
Obligation Bonds, Series 2022, 4.000%, 11/01/46
5/30 at 100.00 5,176,005
235 Pennsylvania Economic Development Financing Authority, Exempt
Facilities Revenue Bonds, National Gypsum Company, Refunding Series
2014, 5.500%, 11/01/44, (AMT)
11/24 at 100.00 235,780
9,575 Pennsylvania Higher Educational Facilities Authority, Revenue Bonds,
University of Pennsylvania Health System, Series 2019, 4.000%, 8/15/44
8/29 at 100.00 9,467,284
16,750 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Capital
Appreciation Series 2009E, 6.375%, 12/01/38
12/27 at 100.00 18,585,098
4,210 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2015B, 5.000%, 12/01/45
12/25 at 100.00 4,276,793
7,235 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2021B, 5.000%, 12/01/51
6/31 at 100.00 7,765,646
3,635 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds, Series
2022B, 5.250%, 12/01/52
12/32 at 100.00 4,017,358
2,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Lien Series 2014A-1, 5.000%, 12/01/38
12/24 at 100.00 2,021,547
14,500 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2009C, 6.250%, 6/01/33 - AGM Insured
6/26 at 100.00 15,649,447
6,890 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2015B-1, 5.000%, 12/01/45
12/25 at 100.00 6,989,388
5,000 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2016A-1, 5.000%, 12/01/46
12/25 at 100.00 5,068,684
9,240 Pennsylvania Turnpike Commission, Turnpike Revenue Bonds,
Subordinate Series 2021A, 4.000%, 12/01/50
12/30 at 100.00 8,970,598
7,500 Philadelphia School District, Pennsylvania, General Obligation Bonds,
Series 2021A, 4.000%, 9/01/46 - BAM Insured
9/31 at 100.00 7,459,387
7,400 Philadelphia, Pennsylvania, Airport Revenue Bonds, Refunding Series
2017B, 5.000%, 7/01/47, (AMT), (UB)
7/27 at 100.00 7,509,193
10,000 Westmoreland County Municipal Authority, Pennsylvania, Municipal
Service Revenue Bonds, Series 2016, 5.000%, 8/15/38 - BAM Insured
8/25 at 100.00 10,234,411
Total Pennsylvania 196,947,797
Puerto Rico - 1.7% (1.0% of Total Investments)
2,815 Children's Trust Fund, Puerto Rico, Tobacco Settlement Asset-Backed
Bonds, Refunding Series 2002, 5.500%, 5/15/39
3/24 at 100.00 2,823,746

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Puerto Rico (continued)
$ 155 Puerto Rico Public Finance Corporation, Commonwealth Appropriation
Bonds, Series 1998A, 5.125%, 6/01/24 - AMBAC Insured
No Opt. Call $ 155,943
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Restructured 2018A-1
:
20 0.000%, 7/01/24 No Opt. Call 19,715
90 0.000%, 7/01/27 No Opt. Call 79,226
88 0.000%, 7/01/29 7/28 at 98.64 71,623
114 0.000%, 7/01/31 7/28 at 91.88 85,446
128 0.000%, 7/01/33 7/28 at 86.06 87,919
1,093 4.500%, 7/01/34 7/25 at 100.00 1,100,406
21,208 0.000%, 7/01/51 7/28 at 30.01 4,891,443
16,965 4.750%, 7/01/53 7/28 at 100.00 16,664,205
19,870 5.000%, 7/01/58 7/28 at 100.00 19,934,355
Puerto Rico Sales Tax Financing Corporation, Sales Tax Revenue Bonds,
Taxable Restructured Cofina Project Series 2019A-2
:
3,875 4.329%, 7/01/40 7/28 at 100.00 3,860,479
3,291 4.329%, 7/01/40 7/28 at 100.00 3,278,668
20 4.536%, 7/01/53 7/28 at 100.00 18,979
Total Puerto Rico 53,072,153
Rhode Island - 0.3% (0.2% of Total Investments)
3,320 Rhode Island Health and Educational Building Corporation, Hospital
Financing Revenue Bonds, Lifespan Obligated Group, Refunding Series
2016, 5.000%, 5/15/39
5/26 at 100.00 3,349,808
30,175 Rhode Island Tobacco Settlement Financing Corporation, Tobacco
Settlement Asset-Backed Bonds, Series 2007A, 0.000%, 6/01/52
2/24 at 18.78 5,406,696
Total Rhode Island 8,756,504
South Carolina - 4.9% (3.0% of Total Investments)
7,500 Lexington County Health Services District, Inc., South Carolina, Hospital
Revenue Bonds, Lexington Medical Center, Series 2016, 5.000%, 11/01/41
5/26 at 100.00 7,668,061
Piedmont Municipal Power Agency, South Carolina, Electric Revenue
Bonds, Series 2004A-2
:
21,565 0.000%, 1/01/30 - AMBAC Insured No Opt. Call 17,398,211
1,250 0.000%, 1/01/31 - AGC Insured No Opt. Call 975,551
6,000 Rock Hill, South Carolina, Combined Utility System Revenue Bonds, Series
2016, 5.000%, 1/01/41
1/26 at 100.00 6,131,138
South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Bishop Gadsden Episcopal Retirement
Community, Series 2019A
:
645 5.000%, 4/01/44 4/26 at 103.00 627,388
625 5.000%, 4/01/49 4/26 at 103.00 589,131
1,640 South Carolina Jobs-Economic Development Authority, Economic
Development Revenue Bonds, Furman University, Refunding Series 2015,
5.000%, 10/01/45
10/25 at 100.00 1,668,758
9,255 South Carolina Jobs-Economic Development Authority, Hospital Revenue
Bonds, Bon Secours Mercy Health, Inc, Series 2020A, 5.000%, 12/01/46
6/30 at 100.00 9,768,064
South Carolina Jobs-Economic Development Authority, Hospital Revenue
Bonds, McLeod Health Projects, Refunding & Improvement Series 2018
:
1,000 5.000%, 11/01/43 5/28 at 100.00 1,042,418
2,500 4.000%, 11/01/48 5/28 at 100.00 2,402,222
13,220 5.000%, 11/01/48 5/28 at 100.00 13,612,740
9,135 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding & Improvement Series 2015A, 5.000%, 12/01/50
6/25 at 100.00 9,181,874

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
South Carolina (continued)
South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2016B
:
$ 9,750 5.000%, 12/01/46 12/26 at 100.00 $ 9,891,248
9,000 5.000%, 12/01/56 12/26 at 100.00 9,063,943
2,500 South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022A, 4.000%, 12/01/52
6/32 at 100.00 2,354,972
South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Refunding Series 2022B
:
2,000 4.000%, 12/01/39 6/32 at 100.00 2,002,913
11,922 4.000%, 12/01/43 6/32 at 100.00 11,770,966
South Carolina Public Service Authority, Santee Cooper Revenue
Obligations, Series 2014A
:
8,615 5.000%, 12/01/49 6/24 at 100.00 8,618,194
3,455 5.500%, 12/01/54 6/24 at 100.00 3,462,294
South Carolina State Ports Authority, Revenue Bonds, Series 2015
:
4,140 (c) 5.250%, 7/01/55, (Pre-refunded 7/01/25), (AMT) 7/25 at 100.00 4,242,657
860 (c) 5.250%, 7/01/55, (Pre-refunded 7/01/25), (AMT) 7/25 at 100.00 881,325
South Carolina State Ports Authority, Revenue Bonds, Series 2018
:
5,350 5.000%, 7/01/48, (AMT) 7/28 at 100.00 5,448,887
1,000 5.000%, 7/01/55, (AMT) 7/28 at 100.00 1,014,722
South Carolina State Ports Authority, Revenue Bonds, Series 2019B
:
10,000 5.000%, 7/01/44, (AMT) 7/29 at 100.00 10,356,383
10,365 5.000%, 7/01/54, (AMT), (UB) 7/29 at 100.00 10,578,018
Total South Carolina 150,752,078
South Dakota - 1.0% (0.6% of Total Investments)
3,750 Clay County, South Dakota, General Obligation Bonds, Series 2023,
5.000%, 12/01/44
12/31 at 100.00 4,058,616
11,320 South Dakota Board of Regents, Housing and Auxiliary Facilities System
Revenue Bonds, Series 2017, 4.000%, 4/01/42
10/27 at 100.00 11,364,829
5,915 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Regional Health, Refunding Series 2017, 5.000%, 9/01/40
9/27 at 100.00 6,118,044
3,500 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Sanford Health, Series 2014B, 5.000%, 11/01/44
11/24 at 100.00 3,521,534
5,165 South Dakota Health and Educational Facilities Authority, Revenue Bonds,
Sanford Health, Series 2015, 5.000%, 11/01/45
11/25 at 100.00 5,233,025
Total South Dakota 30,296,048
Tennessee - 1.7% (1.0% of Total Investments)
9,000 Greeneville Health and Educational Facilities Board, Tennessee, Hospital
Revenue Bonds, Ballad Health, Series 2018A, 5.000%, 7/01/36
7/28 at 100.00 9,479,037
17,000 Knox County Health, Educational and Housing Facility Board, Tennessee,
Hospital Revenue Bonds, Covenant Health, Refunding Series 2016A,
5.000%, 1/01/42
1/27 at 100.00 17,422,817
1,350 Knox County Health, Educational, and Housing Facilities Board, Revenue
Bonds, Provident Group - UTK Properties LLC - University of Tennessee
Project, Student Housing Series 2024A-1, 5.500%, 7/01/54 - BAM Insured
7/33 at 100.00 1,485,651
6,000 Metropolitan Government of Nashville and Davidson County Sports
Authority, Tennessee, Revenue Bonds, Stadium Project, Subordinate
Senior Series 2023A, 5.250%, 7/01/48 - AGM Insured
1/34 at 100.00 6,685,468

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Tennessee (continued)
$ 3,000 Metropolitan Government of Nashville-Davidson County Health and
Educational Facilities Board, Tennessee, Revenue Bonds, Belmont
University, Series 2023, 5.250%, 5/01/48
5/33 at 100.00 $ 3,277,489
Metropolitan Nashville Airport Authority, Tennessee, Airport Improvement
Revenue Bonds, Series 2022B
:
4,500 (d) 5.250%, 7/01/47, (AMT), (UB) 7/32 at 100.00 4,822,810
2,000 (d) 5.500%, 7/01/52, (AMT), (UB) 7/32 at 100.00 2,173,022
3,505 Metropolitan Nashville Airport Authority, Tennessee, Airport Revenue
Bonds, Subordinate Series 2019B, 5.000%, 7/01/49, (AMT)
7/30 at 100.00 3,642,128
4,000 The Tennessee Energy Acquisition Corporation, Gas Revenue Bonds,
Series 2006A, 5.250%, 9/01/26
No Opt. Call 4,108,869
Total Tennessee 53,097,291
Texas - 15.7% (9.6% of Total Investments)
1,975 Allen Independent School District, Collin County, Texas, General
Obligation Bonds, School Building Series 2016, 5.000%, 2/15/39
2/26 at 100.00 2,038,799
3,000 Austin, Texas, Airport System Revenue Bonds, Series 2015, 5.000%,
11/15/39, (AMT)
11/24 at 100.00 3,004,847
Austin, Texas, Airport System Revenue Bonds, Series 2019B
:
16,615 5.000%, 11/15/44, (AMT) 11/29 at 100.00 17,294,565
14,450 5.000%, 11/15/48, (AMT) 11/29 at 100.00 14,915,839
Austin, Texas, Electric Utility System Revenue Bonds, Refunding Series
2015A
:
3,000 5.000%, 11/15/38 11/25 at 100.00 3,050,185
13,705 (d) 5.000%, 11/15/45, (UB) 11/25 at 100.00 13,870,537
1,450 Austin, Texas, Water and Wastewater System Revenue Bonds, Refunding
Series 2016, 5.000%, 11/15/41
11/26 at 100.00 1,499,947
4,390 Bastrop Independent School District, Bastrop County, Texas, General
Obligation Bonds, School Building Series 2023, 5.000%, 2/15/53
2/33 at 100.00 4,800,754
Bexar County, Texas, Venue Project Revenue Bonds, Refunding Combined
Venue Tax Series 2015
:
1,060 (c) 5.000%, 8/15/34, (Pre-refunded 8/15/24) - AGM Insured 8/24 at 100.00 1,070,278
1,160 (c) 5.000%, 8/15/35, (Pre-refunded 8/15/24) - AGM Insured 8/24 at 100.00 1,171,247
2,000 Brownsville, Texas, Utility System Revenue Bonds, Refunding Series 2015,
5.000%, 9/01/31
9/25 at 100.00 2,068,420
Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien
Series 2010
:
2,945 0.000%, 1/01/36 No Opt. Call 1,878,633
2,205 0.000%, 1/01/37 No Opt. Call 1,320,673
2,160 0.000%, 1/01/38 No Opt. Call 1,220,489
1,000 0.000%, 1/01/40 No Opt. Call 502,928
Central Texas Regional Mobility Authority, Revenue Bonds, Senior Lien,
Series 2015A
:
2,600 (c) 5.000%, 1/01/35, (Pre-refunded 7/01/25) 7/25 at 100.00 2,671,905
3,035 (c) 5.000%, 1/01/45, (Pre-refunded 7/01/25) 7/25 at 100.00 3,118,935
1,000 Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Idea Public Schools, Series 2013, 6.000%, 8/15/43
3/24 at 100.00 1,001,268
Clifton Higher Education Finance Corporation, Texas, Education Revenue
Bonds, Uplift Education Charter School, Series 2013A
:
1,000 4.350%, 12/01/42 3/24 at 100.00 959,039
1,000 4.400%, 12/01/47 3/24 at 100.00 930,442

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 2,000 Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding &
Improvement Senior Lien Series 2021B, 5.000%, 12/01/47
12/30 at 100.00 $ 2,169,830
1,175 (c) Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding
Senior Lien Series 2014A, 5.000%, 12/01/36, (Pre-refunded 12/01/24)
12/24 at 100.00 1,192,722
1,680 (c) Dallas Area Rapid Transit, Texas, Sales Tax Revenue Bonds, Refunding
Series 2016A, 5.000%, 12/01/48, (Pre-refunded 12/01/25)
12/25 at 100.00 1,743,610
5,000 Dallas, Texas, Waterworks and Sewer System Revenue Bonds, Refunding
Series 2016A, 5.000%, 10/01/41
10/26 at 100.00 5,124,679
200 (c) Decatur Hospital Authority, Texas, Revenue Bonds, Wise Regional Health
System, Series 2014A, 5.250%, 9/01/44, (Pre-refunded 9/01/24)
9/24 at 100.00 202,109
5,000 Deer Park Independent School District, Harris County, Texas, General
Obligation Bonds, School Building Series 2022, 5.000%, 8/15/47
8/32 at 100.00 5,496,473
5,185 (d) Denton Independent School District, Denton County, Texas, General
Obligation Bonds, School Building Series 2023, 5.000%, 8/15/53, (UB)
8/33 at 100.00 5,688,512
1,000 El Paso County Hospital District, Texas, General Obligtion Bonds,
Refunding Series 2013, 5.000%, 8/15/33
3/24 at 100.00 1,000,712
8,120 Fredericksburg Independent School District, Gillespie, Blanco, and
Kendall Counties, Texas, School Building Series 2022, 5.000%, 2/15/47
2/32 at 100.00 8,866,218
Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Refunding First Tier Series 2020C
:
10,000 4.000%, 10/01/49 4/30 at 100.00 9,681,533
1,000 4.000%, 10/01/49 - AGM Insured 4/30 at 100.00 985,670
5,295 Grand Parkway Transportation Corporation, Texas, System Toll Revenue
Bonds, Subordinate Lien Series 2018A. Tela Supported, 5.000%, 10/01/48
4/28 at 100.00 5,538,535
4,960 Gulf Coast Industrial Development Authority, Texas, Solid Waste Disposal
Revenue Bonds, Citgo Petroleum Corporation Project, Series 1995,
4.875%, 5/01/25, (AMT)
3/24 at 100.00 4,959,907
Harris County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Houston Methodist Hospital System, Series 2015
:
1,895 4.000%, 12/01/45 6/25 at 100.00 1,779,103
4,850 5.000%, 12/01/45 6/25 at 100.00 4,908,302
Harris County Cultural Education Facilities Finance Corporation, Texas,
Revenue Refunding Bonds, Young Men's Christian Association of the
Greater Houston Area, Series 2013A
:
1,615 5.000%, 6/01/28 3/24 at 100.00 1,598,808
3,000 5.000%, 6/01/38 3/24 at 100.00 2,692,735
5,150 Harris County, Texas, Toll Road Revenue Bonds, Refunding Senior Lien
Series 2016A, 5.000%, 8/15/41
8/26 at 100.00 5,286,782
5,000 Harris County, Texas, Toll Road Revenue Bonds, Refunding Senior Lien
Series 2018A, 4.000%, 8/15/48
2/28 at 100.00 4,907,873
Harris County-Houston Sports Authority, Texas, Revenue Bonds, Capital
Appreciation Refunding Senior Lien Series 2014A
:
510 0.000%, 11/15/41 - AGM Insured 11/31 at 62.66 232,735
1,020 0.000%, 11/15/42 - AGM Insured 11/31 at 59.73 441,509
1,255 0.000%, 11/15/43 - AGM Insured 11/31 at 56.93 516,011
3,305 0.000%, 11/15/44 - AGM Insured 11/31 at 54.25 1,290,822
4,460 0.000%, 11/15/45 - AGM Insured 11/31 at 51.48 1,646,765
6,500 0.000%, 11/15/47 - AGM Insured 11/31 at 46.45 2,151,977
Harris County-Houston Sports Authority, Texas, Revenue Bonds, Junior
Lien Series 2001H
:
495 0.000%, 11/15/24 - NPFG Insured No Opt. Call 480,533
105 (c) 0.000%, 11/15/24 - NPFG Insured, (ETM) No Opt. Call 102,035

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 4,390 0.000%, 11/15/29 - NPFG Insured No Opt. Call $ 3,556,852
50 (c) 0.000%, 11/15/29 - NPFG Insured, (ETM) No Opt. Call 41,509
625 0.000%, 11/15/30 - NPFG Insured No Opt. Call 486,799
105 (c) 0.000%, 11/15/30 - NPFG Insured, (ETM) No Opt. Call 84,445
7,570 0.000%, 11/15/31 - NPFG Insured No Opt. Call 5,657,384
210 0.000%, 11/15/32 - NPFG Insured 11/31 at 94.05 146,999
260 0.000%, 11/15/33 11/31 at 88.44 170,325
2,045 0.000%, 11/15/34 - NPFG Insured 11/31 at 83.17 1,253,625
1,130 0.000%, 11/15/36 - NPFG Insured 11/31 at 73.51 600,856
4,370 0.000%, 11/15/38 - NPFG Insured 11/31 at 64.91 2,013,381
2,260 0.000%, 11/15/39 - NPFG Insured 11/31 at 60.98 968,711
Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding
Second Lien Series 2014C
:
600 5.000%, 11/15/33 11/24 at 100.00 605,066
400 5.000%, 11/15/34 11/24 at 100.00 402,806
Harris County-Houston Sports Authority, Texas, Revenue Bonds, Refunding
Senior Lien Series 2014A
:
1,000 5.000%, 11/15/28 11/24 at 100.00 1,010,888
1,000 5.000%, 11/15/30 11/24 at 100.00 1,010,184
3,440 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Senior
Lien Series 2001G, 0.000%, 11/15/41 - NPFG Insured
11/31 at 53.78 1,318,938
1,000 Harris County-Houston Sports Authority, Texas, Revenue Bonds, Third Lien
Series 2004A-3, 0.000%, 11/15/33 - NPFG Insured
11/24 at 59.10 571,774
5,000 Houston, Texas, Airport System Revenue Bonds, Refunding Subordinate
Lien Series 2023A, 5.250%, 7/01/53 - AGM Insured, (AMT)
7/33 at 100.00 5,373,345
5,000 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Technical Operations Center Project, Series 2018, 5.000%,
7/15/28, (AMT)
No Opt. Call 5,089,009
380 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2014, 5.000%, 7/01/29,
(AMT)
7/24 at 100.00 380,104
1,885 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal E Project, Refunding Series 2020A, 5.000%, 7/01/27,
(AMT)
No Opt. Call 1,907,291
1,000 Houston, Texas, Airport System Special Facilities Revenue Bonds, United
Airlines, Inc. Terminal Improvements Project, Refunding Series 2020B-2,
5.000%, 7/15/27, (AMT)
No Opt. Call 1,012,053
1,015 Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Facilities Department, Refunding Series
2014, 5.000%, 9/01/34
9/24 at 100.00 1,021,241
Houston, Texas, Hotel Occupancy Tax and Special Revenue Bonds,
Convention and Entertainment Project, Series 2001B
:
3,250 0.000%, 9/01/25 - AMBAC Insured No Opt. Call 3,083,000
4,130 0.000%, 9/01/26 - AMBAC Insured No Opt. Call 3,794,931
3,130 0.000%, 9/01/30 - AMBAC Insured No Opt. Call 2,503,214
12,030 0.000%, 9/01/31 - AMBAC Insured No Opt. Call 9,258,940
1,470 0.000%, 9/01/32 - AMBAC Insured No Opt. Call 1,087,922
2,675 (c) Laredo Community College District, Webb County, Texas, General
Obligation Bonds, Series 2014, 5.000%, 8/01/34, (Pre-refunded 8/01/24)
8/24 at 100.00 2,699,759
Leander Independent School District, Williamson and Travis Counties,
Texas, General Obligation Bonds, Refunding Series 2015A
:
8,000 4.000%, 8/15/37 8/25 at 100.00 8,066,081
2,275 5.000%, 8/15/40 8/25 at 100.00 2,304,790

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 1,750 Love Field Airport Modernization Corporation, Texas, General Airport
Revenue Bonds Series 2015, 5.000%, 11/01/35, (AMT)
11/25 at 100.00 $ 1,776,314
4,660 Lower Colorado River Authority, Texas, Transmission Contract Revenue
Bonds, LCRA Transmission Services Corporation Project, Refunding Series
2020A, 5.000%, 5/15/50
5/30 at 100.00 4,943,195
9,180 Matagorda County Navigation District 1, Texas, Collateralized Revenue
Refunding Bonds, Houston Light and Power Company, Series 1997,
5.125%, 11/01/28 - AMBAC Insured, (AMT)
No Opt. Call 9,654,996
McCamey County Hospital District, Texas, General Obligation Bonds,
Series 2013
:
1,000 5.750%, 12/01/33 12/25 at 100.00 1,017,575
3,000 6.125%, 12/01/38 12/25 at 100.00 3,045,777
3,470 Midland, Texas, General Obligation Bonds, Refunding Series 2022B,
5.000%, 3/01/47
3/32 at 100.00 3,762,231
2,835 Mission Economic Development Corporation, Texas, Revenue Bonds,
Natgasoline Project, Senior Lien Series 2018, 4.625%, 10/01/31, (AMT),
144A
2/24 at 103.00 2,817,679
4,735 New Hope Cultural Education Facilities Finance Corporation, Texas,
Student Housing Revenue Bonds, CHF-Collegiate Housing Foundation
- College Station I LLC - Texas A&M University Project, Series 2014A,
5.000%, 4/01/46 - AGM Insured
4/24 at 100.00 4,735,705
355 (c) North Central Texas Health Facilities Development Corporation, Hospital
Revenue Bonds, Presbyterian Healthcare System, Series 1996A, 5.750%,
6/01/26 - NPFG Insured, (ETM)
7/21 at 100.00 366,954
3,860 North Harris County Regional Water Authority, Texas, Water Revenue
Bonds, Refunding Senior Lien Series 2013, 5.000%, 12/15/33
3/24 at 100.00 3,863,236
North Texas Tollway Authority, Special Projects System Revenue Bonds,
Convertible Capital Appreciation Series 2011C
:
4,030 (c) 7.000%, 9/01/43, (Pre-refunded 9/01/31) 9/31 at 100.00 5,089,471
8,470 (c) 6.750%, 9/01/45, (Pre-refunded 9/01/31) 9/31 at 100.00 10,751,370
7,000 (c) North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier Capital Appreciation Series 2008I, 6.500%, 1/01/43, (Pre-refunded
1/01/25)
1/25 at 100.00 7,208,979
2,500 North Texas Tollway Authority, System Revenue Bonds, Refunding First
Tier, Series 2008D, 0.000%, 1/01/36 - AGC Insured
No Opt. Call 1,634,425
North Texas Tollway Authority, System Revenue Bonds, Refunding Second
Tier, Series 2015A
:
13,355 5.000%, 1/01/33 1/25 at 100.00 13,550,455
1,000 5.000%, 1/01/35 1/25 at 100.00 1,013,621
1,425 Port of Houston Authority, Harris County, Texas, General Obligation
Bonds, Series 2010E, 0.000%, 10/01/35
No Opt. Call 997,793
205 Reagan Hospital District of Reagan County, Texas, Limited Tax Revenue
Bonds, Series 2014A, 5.125%, 2/01/39
3/24 at 100.00 200,932
2,500 San Antonio, Texas, Airport System Revenue Bonds, Refunding Series
2012, 5.000%, 7/01/27, (AMT)
3/24 at 100.00 2,500,929
7,950 San Antonio, Texas, Water System Revenue Bonds, Junior Lien Series
2022B, 5.250%, 5/15/52, (UB)
5/32 at 100.00 8,672,933
1,925 Stephen F. Austin State University, Texas, Revenue Bonds, Refunding &
Improvement Series 2016, 5.000%, 10/15/42
10/28 at 100.00 2,048,083
7,500 Tarrant County College District, Texas, General Obligation Bonds, Series
2022, 5.000%, 8/15/40
8/32 at 100.00 8,469,968

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 5,675 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Methodist Hospital of Dallas, Series 2022,
4.000%, 10/01/47
4/32 at 100.00 $ 5,502,280
2,185 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Scott & White Healthcare Project, Series 2022D,
5.500%, 11/15/47
11/32 at 100.00 2,404,400
3,195 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Christus Health, Series 2022A, 4.000%, 7/01/53
7/32 at 100.00 2,962,610
2,000 Tarrant County Cultural Education Facilities Finance Corporation, Texas,
Revenue Bonds, Texas Health Resources System, Series 2016A, 5.000%,
2/15/41
8/26 at 100.00 2,054,727
1,575 Texas Municipal Gas Acquisition and Supply Corporation I, Gas Supply
Revenue Bonds, Senior Lien Series 2008D, 6.250%, 12/15/26
No Opt. Call 1,640,352
8,330 Texas Private Activity Bond Surface Transpiration Corporation, Revenue
Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes
Project, Senior Lien Series 2023, 5.500%, 12/31/58, (AMT)
12/33 at 100.00 9,027,144
530 Texas Private Activity Bond Surface Transporation Corporation, Revenue
Bonds, NTE Mobility Partners LLC North Tarrant Express Managed Lanes
Project, Refunding Senior Lien Series 2019A, 4.000%, 12/31/39
12/29 at 100.00 530,576
19,735 Texas Private Activity Bond Surface Transporation Corporation, Senior Lien
Revenue Bonds, Blueridge Transportation Group, LLC SH 288 Toll Lanes
Project, Series 2016, 5.000%, 12/31/55, (AMT)
12/25 at 100.00 19,682,904
14,125 Texas Private Activity Bond Surface Transporation Corporation, Senior
Lien Revenue Bonds, NTE Mobility Partners Segments 3 LLC Segments 3C
Project, Series 2019, 5.000%, 6/30/58, (AMT)
6/29 at 100.00 14,304,474
1,200 (c) Texas State, General Obligation Bonds, Texas Transportation Commission,
Highway Improvement Series 2014, 5.000%, 4/01/44, (Pre-refunded
4/01/24)
4/24 at 100.00 1,203,487
2,000 (c) Texas State, General Obligation Bonds, Transportation Commission
Mobility Fund, Refunding Series 2014, 5.000%, 10/01/34, (Pre-refunded
4/01/24)
4/24 at 100.00 2,005,977
Texas Transportation Commission, Central Texas Turnpike System Revenue
Bonds, Refunding First Tier Series 2015B
:
8,335 0.000%, 8/15/36 8/24 at 59.60 4,856,029
10,960 5.000%, 8/15/37 8/24 at 100.00 11,033,471
Texas Transportation Commission, Central Texas Turnpike System Revenue
Bonds, Refunding Second Tier Series 2015C
:
2,100 5.000%, 8/15/33 8/24 at 100.00 2,113,241
15,750 5.000%, 8/15/42 8/24 at 100.00 15,819,227
1,875 Texas Transportation Commission, State Highway 249 System Revenue
Bonds, First Tier Toll Series 2019A, 5.000%, 8/01/57
2/29 at 100.00 1,907,607
Texas Turnpike Authority, Central Texas Turnpike System Revenue Bonds,
First Tier Series 2002A
:
21,170 0.000%, 8/15/24 - AMBAC Insured No Opt. Call 20,775,199
3,830 (c) 0.000%, 8/15/24 - AMBAC Insured, (ETM) No Opt. Call 3,764,783
Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2017A
:
10,000 (d) 4.000%, 10/15/42, (UB) 10/27 at 100.00 10,067,357
16,600 (d) 5.000%, 10/15/42, (UB) 10/27 at 100.00 17,483,513
2,500 Texas Water Development Board, State Water Implementation Revenue
Fund Bonds, Master Trust Series 2021, 4.000%, 10/15/51
10/31 at 100.00 2,442,850

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas (continued)
$ 2,490 Uptown Development Authority, Houston, Texas, Tax Increment Contract
Revenue Bonds, Infrastructure Improvement Facilities, Series 2018,
5.000%, 9/01/40
9/25 at 100.00 $ 2,508,475
1,735 (c) Via Metropolitan Transit Advanced Transportation District, Texas, Sales Tax
Revenue Bonds, Refunding & Improvement Series 2014, 5.000%, 8/01/38,
(Pre-refunded 8/01/24)
8/24 at 100.00 1,751,488
160 Winter Garden Housing Finance Corporation, Texas, GNMA/FNMA
Mortgage-Backed Securities Program Single Family Mortgage Revenue
Bonds, Series 1994, 6.950%, 10/01/27, (AMT)
3/24 at 100.00 160,453
780 (c) Wylie Independent School District, Collin County, Texas, General
Obligation Bonds, Capital Appreciation Series 2015, 0.000%, 8/15/50,
(Pre-refunded 8/15/25)
8/25 at 35.55 263,412
Wylie Independent School District, Collin County, Texas, General
Obligation Bonds, School Building Series 2015B
:
8,000 0.000%, 8/15/45 8/25 at 44.15 3,177,739
1,000 (c) 0.000%, 8/15/45, (Pre-refunded 8/15/25) 8/25 at 44.15 419,399
4,370 0.000%, 8/15/50 8/25 at 35.55 1,344,030
1,850 (c) 0.000%, 8/15/50, (Pre-refunded 8/15/25) 8/25 at 35.55 624,758
Total Texas 486,513,035
Utah - 2.0% (1.2% of Total Investments)
15,000 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2017A, 5.000%, 7/01/42, (AMT)
7/27 at 100.00 15,349,065
11,750 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2018A, 5.000%, 7/01/43, (AMT)
7/28 at 100.00 12,065,839
15,665 Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2021A, 5.000%, 7/01/46, (AMT)
7/31 at 100.00 16,448,295
Salt Lake City, Utah, Airport Revenue Bonds, International Airport Series
2023A
:
4,645 5.250%, 7/01/53, (AMT) 7/33 at 100.00 4,954,735
4,250 5.500%, 7/01/53, (AMT) 7/33 at 100.00 4,648,964
5,795 Utah Charter School Finance Authoirty, Charter School Revenue Bonds,
Hawthorn Academy Project, Series 2016, 5.000%, 10/15/46
4/26 at 100.00 5,881,785
3,180 Utah Charter School Finance Authority, Revenue Bonds, Wallace Stegner
Academy Project, Series 2019A, 5.000%, 6/15/49, 144A
6/27 at 100.00 2,859,547
Total Utah 62,208,230
Virgin Islands - 0.3% (0.2% of Total Investments)
3,825 Matching Fund Special Purpose Securitization Corporation, Virgin Islands,
Revenue Bonds, Series 2022A, 5.000%, 10/01/32
No Opt. Call 4,045,494
1,800 Virgin Islands Public Finance Authority, Federal Highway Grant
Anticipation Loan Note Revenue Bonds, Series 2015, 5.000%, 9/01/33,
144A
9/25 at 100.00 1,830,329
2,000 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Refunding Series 2006, 5.000%, 10/01/27 - FGIC Insured
3/24 at 100.00 2,024,009
2,240 Virgin Islands Public Finance Authority, Gross Receipts Taxes Loan Note,
Working Capital Series 2014A, 5.000%, 10/01/34 - AGM Insured, 144A
10/24 at 100.00 2,258,942
730 Virgin Islands Water and Power Authority, Electric System Revenue Bonds,
Refunding Series 2007A, 5.000%, 7/01/24
3/24 at 100.00 723,534
Total Virgin Islands 10,882,308

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Virginia - 2.4% (1.5% of Total Investments)
$ 420 Amherst Industrial Development Authority, Virginia, Revenue Bonds,
Sweet Briar College, Series 2006, 5.000%, 9/01/26
3/24 at 100.00 $ 413,707
1,435 Arlington County Industrial Development Authority, Virginia, Hospital
Facility Revenue Bonds, Virginia Hospital Center, Series 2020, 4.000%,
7/01/45
7/30 at 100.00 1,406,263
515 Chesapeake, Virginia, Transportation System Senior Toll Road Revenue
Bonds, Capital Appreciation Series 2012B, 4.875%, 7/15/40
7/28 at 100.00 532,654
1,000 (d) Fairfax County Industrial Development Authority, Virginia, Healthcare
Revenue Bonds, Inova Health System, Series 2018A, 4.000%, 5/15/48,
(UB)
5/28 at 100.00 976,869
1,000 Fairfax County Redevelopment and Housing Authority, Virginia,
Multifamily Housing Revenue Bonds, FHA-Insured Mortgage - Cedar
Ridge Project, Series 2007, 4.850%, 10/01/48, (AMT)
3/24 at 100.00 1,002,131
16,445 Hampton Roads Transportation Accountability Commission, Virginia,
Revenue Bonds, Hampton Roads Transportation Fund, Senior Lien Series
2022A, 4.000%, 7/01/52
7/32 at 100.00 16,239,791
350 James City County Economic Development Authority, Virginia, Residential
Care Facility Revenue Bonds, Williamsburg Landing Inc., Series 2024A,
6.875%, 12/01/58
12/30 at 103.00 375,954
2,300 Lynchburg Economic Development Authority, Virginia, Hospital Revenue
Bonds, Centra Health Obligated Group, Refunding Series 2021, 4.000%,
1/01/47
1/32 at 100.00 2,250,110
6,250 Northern Virginia Transportation Commission, Transportation District
Special Obligation Revenue Bonds, Transforming Rail In Virginia Program,
Green Series 2022, 5.000%, 6/01/47
6/32 at 100.00 6,879,838
6,115 Tobacco Settlement Financing Corporation of Virginia, Tobacco
Settlement Asset Backed Bonds, Series 2007B1, 5.000%, 6/01/47
2/24 at 100.00 5,784,499
1,500 Virginia Beach Development Authority, Virginia, Residential Care Facility
Revenue Bonds, Westminster Canterbury on Chesapeake Bay, Series
2023A, 7.000%, 9/01/53
9/30 at 103.00 1,628,101
Virginia Small Business Financing Authority, Private Activity Revenue
Bonds, Transform 66 P3 Project, Senior Lien Series 2017
:
10,000 5.000%, 12/31/52, (AMT) 6/27 at 100.00 10,058,689
16,605 5.000%, 12/31/56, (AMT) 6/27 at 100.00 16,681,722
9,625 Virginia Small Business Financing Authority, Revenue Bonds, 95 Express
Lanes LLC Project, Refunding Senior Lien Series 2022, 5.000%, 12/31/47,
(AMT)
12/32 at 100.00 10,055,793
Total Virginia 74,286,121
Washington - 3.3% (2.0% of Total Investments)
2,000 Energy Northwest, Washington, Electric Revenue Bonds, Columbia
Generating Station, Refunding Series 2014A, 5.000%, 7/01/40
7/24 at 100.00 2,007,324
2,375 (c) Grant County Public Utility District 2, Washington, Revenue Bonds, Priest
Rapids Hydroelectric Project, Refunding Series 2015A, 5.000%, 1/01/41,
(Pre-refunded 1/01/26)
1/26 at 100.00 2,474,145
8,840 King County Public Hospital District 2, Washington, General Obligation
Bonds, EvergreenHealth, Limited Tax 2020A, 4.000%, 12/01/45
12/29 at 100.00 8,750,596
2,270 Port Everett, Washington, Revenue Bonds, Refunding Series 2016, 5.000%,
12/01/46
6/26 at 100.00 2,326,197
15,220 Port of Seattle, Washington, Revenue Bonds, Intermediate Lien Series
2018A, 5.000%, 5/01/43, (AMT)
5/27 at 100.00 15,535,849
13,725 Port of Seattle, Washington, Revenue Bonds, Refunding Intermediate Lien
Series 2021C, 5.000%, 8/01/46, (AMT)
8/31 at 100.00 14,422,757

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Washington (continued)
$ 15,000 Seattle, Washington, Municipal Light and Power Revenue Bonds,
Refunding & Improvement Series 2021A, 4.000%, 7/01/51
7/31 at 100.00 $ 14,794,310
10,000 Seattle, Washington, Municipal Light and Power Revenue Bonds,
Refunding & Improvement Series 2023, 5.000%, 3/01/53
3/33 at 100.00 10,818,845
4,000 Washington Health Care Facilities Authority, Revenue Bonds, Providence
Health & Services, Refunding Series 2012A, 5.000%, 10/01/32
3/24 at 100.00 4,001,488
12,260 Washington Health Care Facilities Authority, Revenue Bonds, Seattle
Children's Hospital, Series 2015A, 5.000%, 10/01/45
4/25 at 100.00 12,389,132
6,200 Washington State Convention Center Public Facilities District, Lodging
Tax Revenue Bonds, Refunding Series2021B. Exchange Purchase, 3.000%,
7/01/58
7/31 at 100.00 4,421,863
2,410 Washington State Higher Education Facilities Authority, Revenue Bonds,
Seattle University, Series 2020, 4.000%, 5/01/50
5/30 at 100.00 2,214,967
310 Washington State Housing Finance Commission, Revenue Bonds,
Riverview Retirement Community, Refunding Series 2012, 5.000%,
1/01/48
3/24 at 100.00 273,026
6,480 Washington State, Motor Vehicle Fuel Tax General Obligation Bonds,
Series 2002-03C, 0.000%, 6/01/24 - NPFG Insured
No Opt. Call 6,410,785
Total Washington 100,841,284
West Virginia - 0.8% (0.5% of Total Investments)
15,000 West Virginia Hospital Finance Authority, Hospital Revenue Bonds, West
Virginia United Health System Obligated Group, Series 2018A, 5.000%,
6/01/52
6/28 at 100.00 15,492,294
2,000 West Virginia Hospital Finance Authority, Revenue Bonds, West Virginia
University Health System Obligated Group, Improvement Series 2017A,
5.000%, 6/01/47
6/27 at 100.00 2,059,223
6,750 West Virginia Parkways Authority, Turnpike Toll Revenue Bonds, Senior
Lien Series 2021, 4.000%, 6/01/43
6/31 at 100.00 6,809,163
Total West Virginia 24,360,680
Wisconsin - 2.9% (1.8% of Total Investments)
3,235 Milwaukee, Wisconsin, General Obligation Bonds, Promissory Note Series
2022-B4, 5.000%, 4/01/36 - AGM Insured
4/32 at 100.00 3,618,246
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, First Tier Series
2018A-1
:
34 (e) 0.000%, 1/01/47, 144A No Opt. Call 842
30 (e) 0.000%, 1/01/48, 144A No Opt. Call 698
29 (e) 0.000%, 1/01/49, 144A No Opt. Call 649
29 (e) 0.000%, 1/01/50, 144A No Opt. Call 584
28 (e) 0.000%, 1/01/51, 144A No Opt. Call 545
36 (e) 0.000%, 1/01/52, 144A No Opt. Call 659
36 (e) 0.000%, 1/01/53, 144A No Opt. Call 617
35 (e) 0.000%, 1/01/54, 144A No Opt. Call 562
34 (e) 0.000%, 1/01/55, 144A No Opt. Call 522
33 (e) 0.000%, 1/01/56, 144A No Opt. Call 486
1,811 (e) 5.500%, 7/01/56, 144A 3/28 at 100.00 1,373,653
37 (e) 0.000%, 1/01/57, 144A No Opt. Call 508
36 (e) 0.000%, 1/01/58, 144A No Opt. Call 469
35 (e) 0.000%, 1/01/59, 144A No Opt. Call 435
34 (e) 0.000%, 1/01/60, 144A No Opt. Call 400
34 (e) 0.000%, 1/01/61, 144A No Opt. Call 373
33 (e) 0.000%, 1/01/62, 144A No Opt. Call 343
32 (e) 0.000%, 1/01/63, 144A No Opt. Call 319

Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
$ 31 (e) 0.000%, 1/01/64, 144A No Opt. Call $ 297
31 (e) 0.000%, 1/01/65, 144A No Opt. Call 275
33 (e) 0.000%, 1/01/66, 144A No Opt. Call 275
401 (e) 0.000%, 1/01/67, 144A No Opt. Call 3,002
Public Finance Authority of Wisconsin, Conference Center and Hotel
Revenue Bonds, Lombard Public Facilities Corporation, Second Tier Series
2018B
:
59 (e) 0.000%, 1/01/46, 144A No Opt. Call 1,577
59 (e) 0.000%, 1/01/47, 144A No Opt. Call 1,443
58 (e) 0.000%, 1/01/48, 144A No Opt. Call 1,359
58 (e) 0.000%, 1/01/49, 144A No Opt. Call 1,274
57 (e) 0.000%, 1/01/50, 144A No Opt. Call 1,168
62 (e) 0.000%, 1/01/51, 144A No Opt. Call 1,214
1,606 (e) 3.750%, 7/01/51, 144A 3/28 at 100.00 1,139,246
62 (e) 0.000%, 1/01/52, 144A No Opt. Call 1,123
61 (e) 0.000%, 1/01/53, 144A No Opt. Call 1,051
61 (e) 0.000%, 1/01/54, 144A No Opt. Call 984
60 (e) 0.000%, 1/01/55, 144A No Opt. Call 919
59 (e) 0.000%, 1/01/56, 144A No Opt. Call 863
59 (e) 0.000%, 1/01/57, 144A No Opt. Call 808
58 (e) 0.000%, 1/01/58, 144A No Opt. Call 755
57 (e) 0.000%, 1/01/59, 144A No Opt. Call 714
57 (e) 0.000%, 1/01/60, 144A No Opt. Call 666
56 (e) 0.000%, 1/01/61, 144A No Opt. Call 619
56 (e) 0.000%, 1/01/62, 144A No Opt. Call 582
55 (e) 0.000%, 1/01/63, 144A No Opt. Call 545
54 (e) 0.000%, 1/01/64, 144A No Opt. Call 516
54 (e) 0.000%, 1/01/65, 144A No Opt. Call 482
53 (e) 0.000%, 1/01/66, 144A No Opt. Call 440
693 (e) 0.000%, 1/01/67, 144A No Opt. Call 5,190
5,455 Public Finance Authority of Wisconsin, Health Care System Revenue
Bonds, Cone Health, Series 2022A, 4.000%, 10/01/52
10/32 at 100.00 5,256,249
2,545 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Ascension Health Alliance Senior Credit Group, Series 2013B-1, 4.000%,
11/15/43
5/28 at 100.00 2,509,049
10,715 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Aspirus, Inc. Obligated Group, Inc. Project, Series 2021, 4.000%, 8/15/46
8/31 at 100.00 10,217,484
5,810 Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
Bellin Memorial Hospital Incorporated Series 2022B, 5.250%, 12/01/48,
(UB)
12/32 at 100.00 6,185,473
Wisconsin Health and Educational Facilities Authority, Revenue Bonds,
PHW Muskego, Inc. Project, Series 2021
:
1,690 4.000%, 10/01/41 10/28 at 102.00 1,372,631
2,000 4.000%, 10/01/61 10/28 at 102.00 1,372,093
10,225 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Ascension Health Alliance Senior Credit Group, Series 2016A,
4.500%, 11/15/39
5/26 at 100.00 10,312,423
1,870 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Beloit Health System, Inc., Series 2016, 4.000%, 7/01/46
7/26 at 100.00 1,769,586
4,220 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Children's Hospital of Wisconsin, Inc., Series 2017, 4.000%,
8/15/42
8/27 at 100.00 4,117,548
Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Marshfield Clinic, Series 2016A
:
11,440 5.000%, 2/15/42 2/26 at 100.00 11,543,434
7,000 5.000%, 2/15/46 2/26 at 100.00 6,837,846

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NAD
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Wisconsin (continued)
$ 1,525 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Oakwood Lutheran Senior Ministries, Series 2021, 4.000%,
1/01/57
1/27 at 103.00 $ 884,708
10,235 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, Saint John's Communities Inc., Refunding Series 2022A, 5.000%,
4/01/52, (UB)
4/32 at 100.00 10,796,338
11,270 Wisconsin Health and Educational Facilities Authority, Wisconsin, Revenue
Bonds, ThedaCare Inc, Series 2019, 4.000%, 12/15/49
12/29 at 100.00 10,711,813
Total Wisconsin 90,054,972
Total Municipal Bonds
(cost $4,904,014,411) 5,018,480,354
Shares Description (a) Value
X –
INVESTMENT COMPANIES - 0.0% (0.0% of Total Investments) X 414,905
8,812 BlackRock MuniHoldings Fund Inc $ 104,951
32,524 Invesco Quality Municipal Income Trust 309,954
Total Investment Companies
(cost $530,611) 414,905
Total Long-Term Investments
(cost $4,904,545,022) 5,018,895,259
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
SHORT-TERM INVESTMENTS - 1.0% (0.6% of Total Investments)
X –
MUNICIPAL BONDS - 1 .0% ( 0 .6 % of Total Investments) X 31,635,000
Colorado - 0.3% (0.2% of Total Investments)
$ 10,480 (h) University of Colorado Hospital Authority, Colorado, Revenue Bonds,
Variable Rate Series 2018B, 3.800%, 11/15/35, (Mandatory Put 2/7/2024)
2/24 at 100.00 $ 10,480,000
Total Colorado 10,480,000
Minnesota - 0.2% (0.1% of Total Investments)
5,155 (h) Rochester, Minnesota, Health Care Facilities Revenue Bonds, Mayo Clinic
Series 2008A, 3.900%, 11/15/38, (Mandatory Put 2/7/2024)
1/24 at 100.00 5,155,000
Total Minnesota 5,155,000
New Jersey - 0.1% (0.1% of Total Investments)
4,000 (h) New Jersey Educational Facilities Authority, Revenue Bonds, Institute for
Advanced Study, Refunding Series 2006B, 3.750%, 7/01/31, (Mandatory
Put 2/7/2024)
2/24 at 100.00 4,000,000
Total New Jersey 4,000,000

Part F of Form N-PORT was prepared in accordance with U.S. generally accepted accounting principles (“U.S. GAAP”) and in conformity with the applicable rules and regulations of the U.S. Securities and Exchange Commission (“SEC”) related to interim filings. Part F of Form N-PORT does not include all information and footnotes required by U.S. GAAP for complete financial statements. Certain footnote disclosures normally included in financial statements prepared in accordance with U.S. GAAP have been condensed or omitted from this report pursuant to the rules of the SEC. For a full set of the Fund’s notes to financial statements, please refer to the Fund’s most recently filed annual or semi-annual report.
Fair Value Measurements
The Fund’s investments in securities are recorded at their estimated fair value utilizing valuation methods approved by the Board of Directors/
Trustees. Fair value is defined as the price that would be received upon selling an investment or transferring a liability in an orderly transaction to an independent buyer in the principal or most advantageous market for the investment. U.S. GAAP establishes the three-tier hierarchy which is used to maximize the use of observable market data and minimize the use of unobservable inputs and to establish classification of fair value measurements for disclosure purposes. Observable inputs reflect the assumptions market participants would use in pricing the asset or liability. Observable inputs are based on market data obtained from sources independent of the reporting entity. Unobservable inputs reflect management’s assumptions about the assumptions market participants would use in pricing the asset or liability. Unobservable inputs are based on the best information available in the circumstances. The following is a summary of the three-tiered hierarchy of valuation input levels.
Level 1 – Inputs are unadjusted and prices are determined using quoted prices in active markets for identical securities.
Level 2 – Prices are determined using other significant observable inputs (including quoted prices for similar securities, interest rates, credit spreads, etc.).
Level 3 – Prices are determined using significant unobservable inputs (including management’s assumptions in determining the fair value of investments).
The following table summarizes the market value of the Fund's investments as of the end of the reporting period, based on the inputs used to value them:
Principal
Amount (000) Description (a)
Optional Call
Provisions (b) Value
Texas - 0.4% (0.2% of Total Investments)
$ 12,000 (h) Harris County Cultural Education Facilities Finance Corporation, Texas,
Hospital Revenue Bonds, Texas Children's Hospital, Series 2015-3,
3.750%, 10/01/45, (Mandatory Put 2/7/2024)
No Opt. Call $ 12,000,000
Total Texas 12,000,000
Total Municipal Bonds
(cost $31,635,000) 31,635,000
Total Short-Term Investments
(cost $31,635,000) 31,635,000
Total Investments (cost $ 4,936,180,022 ) - 163 .2% 5,050,530,259
Floating Rate Obligations - (5.2)% (159,410,000)
AMTP Shares, Net- (23.5)%(i) (727,274,406)
MFP Shares, Net - (21.9)%(j) (678,540,246)
VRDP Shares, Net- (16.3)%(k) (503,658,788)
Other Assets & Liabilities, Net -  3.7% 113,545,487
Net Assets Applicable to Common Shares - 100% $ 3,095,192,306
Level 1 Level 2 Level 3 Total
Long-Term Investments:
Municipal Bonds $ – $ 5,018,373,652 $ 106,702 $ 5,018,480,354
Investment Companies 414,905 – – 414,905
Short-Term Investments:
Municipal Bonds – 31,635,000 – 31,635,000
Total
$ 414,905 $ 5,050,008,652 $ 106,702 $ 5,050,530,259
(a) All percentages shown in the Portfolio of Investments are based on net assets applicable to common shares unless otherwise noted.
(b) Optional Call Provisions: Dates (month and year) and prices of the earliest optional call or redemption. There may be other call provisions at varying prices at later dates. Certain mortgage-backed securities may be subject to periodic principal paydowns.
(c) Backed by an escrow or trust containing sufficient U.S. Government or U.S. Government agency securities, which ensure the timely payment of principal and interest.
(d) Investment, or portion of investment, has been pledged to collateralize the net payment obligations for investments in inverse floating rate transactions.
(e) Defaulted security. A security whose issuer has failed to fully pay principal and/or interest when due, or is under the protection of bankruptcy.
(f) For fair value measurement disclosure purposes, investment classified as Level 3.

Nuveen Quality Municipal Income Fund
(continued)
Portfolio of Investments
January 31, 2024
(Unaudited)

NAD
(g) Step-up coupon bond, a bond with a coupon that increases ("steps up"), usually at regular intervals, while the bond is outstanding. The rate shown is the coupon as of the end of the reporting period.
(h) Investment has a maturity of greater than one year, but has variable rate and/or demand features which qualify it as a short-term investment.
The rate disclosed, as well as the reference rate and spread, where applicable, is that in effect as of the end of the reporting period. This rate changes periodically based on market conditions or a specified market index.
(i) AMTP Shares, Net as a percentage of Total Investments is 14.4%.
(j) MFP Shares, Net as a percentage of Total Investments is 13.4%.
(k) VRDP Shares, Net as a percentage of Total Investments is 10.0%.
144A Investment is exempt from registration under Rule 144A of the Securities Act of 1933, as amended. These investments may only be resold in transactions exempt from registration, which are normally those transactions with qualified institutional buyers.
AMT Alternative Minimum Tax
ETM Escrowed to maturity
IF Inverse floating rate security issued by a tender option bond (“TOB”) trust, the interest rate on which varies inversely with the
Securities Industry Financial Markets Association (SIFMA) short-term rate, which resets weekly, or a similar short-term rate, and is reduced by the expenses related to the TOB trust.
UB Underlying bond of an inverse floating rate trust reflected as a financing transaction.
WI/DD When-issued or delayed delivery security.